As filed with the Securities and Exchange Commission on November 10, 2021

Securities Act Registration No. 333-206491

Investment Company Act Reg. No. 811-23089

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 44	☐
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 49	☐

(Check appropriate box or boxes.)

IDX Funds

(Exact Name of Registrant as Specified in Charter)

4300 Shawnee Mission Parkway, Suite 100

                        Fairway, Kansas 66205

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (877) 244-6235

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

                Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Bo J. Howell

Strauss Troy Co., LPA

150 E. 4th Street, 4th Floor

Cincinnati, OH 45202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 11, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

IDX Risk-Managed Bitcoin Strategy Fund Investor Class Shares (Ticker Symbol: BTCDX) Institutional Class Shares (Ticker Symbol: BTIDX) series of IDX Funds
PROSPECTUS November 11, 2021

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SUMMARY OF IDX RISK-MANAGED BITCOIN STRATEGY FUND

Investment Objective.

The IDX Risk-Managed Bitcoin Strategy Fund (the “Fund”) seeks long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Investor Class shares	Institutional Class shares
Shareholder Fees (fees paid directly from your investment)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.99%	1.99%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.50%	0.50%
Total Annual Fund Operating Expenses	2.74%	2.49%

[1]	“Other Expenses” are estimated for the Fund’s first fiscal year. Other Expenses includes 0.31% of Interest Expense incurred while implementing the Fund’s strategy.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Period Invested	1 Year	3 Years
Investor Class	$274	$841
Institutional Class	$249	$766

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Portfolio turnover information for the Fund is not presented because the Fund has not commenced investment operations as of the date of this prospectus. Given the tactical nature of the Fund, portfolio turnover is expected to exceed 100% annually.

Principal Investment Strategy of the Fund

The Fund seeks long-term capital appreciation. The Fund pursues its investment strategy through actively managed exposure to bitcoin futures contracts. The Fund does not invest in bitcoin or other digital assets directly, or in the Grayscale® Bitcoin Trust or any other OTC Trusts. Additionally, the Fund does not invest in, or seek exposure to, the current “spot” or cash price of bitcoin. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund.

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Bitcoin is a digital asset, sometimes referred to as a digital currency or “cryptocurrency.” The ownership and operation of bitcoin is determined by participants in an online, peer-to-peer network. The network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin Network. This is commonly referred to as the Bitcoin Protocol (and is described in more detail in the section entitled “The Bitcoin Protocol” in the Fund’s Prospectus). The value of bitcoin is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of bitcoin.

Futures contracts are financial contracts the value of which depends on, or is derived from, the underlying reference asset. In the case of bitcoin futures contracts, the underlying reference asset is bitcoin. Futures contracts may be physically-settled or cash-settled. The Fund currently invests only in cash-settled bitcoin futures contracts traded on the Chicago Mercantile Exchange (“CME”). The value of bitcoin futures contracts is determined by reference to the CME CF Bitcoin Reference Rate (“BBR”), which provides an indication of the price of bitcoin across certain cash bitcoin exchanges. The Fund seeks to invest in front and near-month bitcoin futures. The Fund does not expect to hold any futures contracts with longer than 90 days to maturity. A high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid.

Over time, the Fund seeks to capture most of the upside participation in bitcoin while limiting the downside by managing its bitcoin futures exposure to between 25% and 100% of the Fund's net assets, is depending on the market conditions. While investments in bitcoin futures is a form of leverage, the Fund will not have bitcoin exposure greater than 100% of the Fund’s net assets. Under normal market conditions, the Fund expects to maintain bitcoin futures exposure of between 50% and 100%. During stressed or abnormal market conditions, including periods when the Adviser believes it is prudent to take a temporary defensive position, the Fund will reduce its bitcoin futures exposure significantly, but in no situation will it be less than 25% of the Fund’s net assets. The Fund defines stressed or abnormal market conditions as a significant drop in the price of bitcoin or bitcoin futures over a short trading period.

The Fund will gain exposure to bitcoin by investing a portion of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands and managed by the Adviser. The Fund generally expects to invest approximately 25% of its total assets in this subsidiary, but it may exceed this amount if the Adviser believes doing so is in the best interest of the Fund, such as to help the Fund achieve its investment objective or manage its tax efficiency. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary. Because the subsidiary invests in bitcoin futures, which are considered a form of leverage, the Fund’s exposure to bitcoin price volatility exceeds the 25% of the Fund’s assets allocated to the subsidiary.

In addition to bitcoin futures contracts, the Fund may invest in exchange-traded funds (“ETFs”), including Canadian ETFs, in limited circumstances, for example to manage inflows and outflows or respond to unusual market conditions (“bitcoin-related investments”). Except for the Fund’s subsidiary, the Fund will limit investments in other bitcoin-related investments to 10% or less of the Fund’s assets. The shares of these ETFs will have direct or indirect exposure to bitcoin. The Fund expects to have significant holdings of cash and U.S. government securities, money market funds, repurchase agreements, and investment grade fixed-income securities (the “Cash and Fixed Income Investments”). The Fund does not target a specific maturity but will generally have an average portfolio duration of one year or less. Each debt security held by the fund must be high quality at the time of purchase, which is defined as being rated no lower than the A category by Standard & Poor’s Ratings Group, Moody’s Investors Service, or Fitch Ratings, Inc. The Cash and Fixed Income Investments are intended to provide liquidity, to serve as collateral for the Fund’s futures contracts and to support its use of leverage.

The Adviser uses a proprietary quantitative model that statistically gauges the strength of price trends in bitcoin. The model uses publicly available daily price information to systematically allocate Fund assets to bitcoin futures contracts according to a pre-defined ruleset. Specifically, the model measures price behavior of bitcoin over multiple periods to determine three expected risk/return environments: unfavorable, favorable, and very favorable. Based on these environments, the Adviser will adjust the Fund’s bitcoin futures exposure from 25% to 100% of the Fund's net assets.

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The Fund generally does not intend to close out, sell, or redeem its futures contracts except (i) to meet redemptions or (ii) when a bitcoin futures contract is nearing expiration, at which point the Fund will generally sell it and use the proceeds to buy a bitcoin futures contract with a later expiration date to maintain its bitcoin futures exposure. This is commonly referred to as “rolling.” Currently, most of the open interest in CME bitcoin futures is in front-month contracts (i.e., contracts that expire in 30 days); therefore, the Fund expects to mostly invest in such contracts over the foreseeable future. Over time, as the CME bitcoin futures market expands, the Fund will use a multi-day, laddered roll process. Because of this rolling, the Fund engages in very frequent trading to achieve its investment objective, which will result in portfolio turnover greater than 100%.

As part of its risk-managed approach to bitcoin exposure, the Adviser actively manages the Fund’s exposure and limits exposure during unfavorable market conditions, which includes limiting rolls into potentially unfavorable periods. During stressed or abnormal market conditions, including periods when the Adviser believes it is prudent to take a temporary defensive position, the Fund will reduce its bitcoin futures exposure significantly, but in no situation will the Fund's exposure be less than 25% of the Fund's net assets.

Principal Risks of Investing in the Fund.

An investment in the Fund is subject to investment risks, including the possible loss of some or all the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective.

Bitcoin and bitcoin futures contracts are a relatively new asset class and are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero. Bitcoin and bitcoin futures contracts have historically been more volatile than traditional asset classes. You should be prepared to lose your entire investment.

Generally, the Fund will be subject to the following additional risks:

Bitcoin Risk – Bitcoin is a relatively new financial innovation and the market for bitcoin is subject to rapid price swings, changes, and uncertainty. The further development of the Bitcoin Network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping, or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price of bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation, or security failures, operational or other problems that impact bitcoin trading venues. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud, and market manipulation than when investing in more traditional asset classes. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of bitcoin. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, bitcoin futures, and the Fund.

Bitcoin Futures Risk – The market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve the desired exposure. Further, unlike the Fund’s shares or CME bitcoin futures, the trading market for bitcoin is global and always open. There’s risk that the CME bitcoin futures price may not reflect changes to the spot price of bitcoin while the CME is closed. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.

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Liquidity Risk — The market for the bitcoin futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

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Future Market Capacity Risk – If the Fund’s ability to obtain exposure to bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the CME, or the CFTC, the Fund would not be able to achieve its investment objective and may experience significant losses.

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Cost of Futures Investment Risk – When a bitcoin futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a bitcoin futures contract with a later expiration date. This is commonly referred to as “rolling.” The costs associated with rolling bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. The costs associated with rolling bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund

Investment Strategy Risk – The Fund actively invests in bitcoin futures contracts and other instruments that provide exposure to bitcoin futures. The Fund does not invest directly in or hold bitcoin. The price of bitcoin futures contracts should be expected to differ from the current cash price of bitcoin, which is sometimes referred to as the “spot” price of bitcoin. Consequently, the performance of the Fund should be expected to perform differently from the spot price of bitcoin. These differences could be significant.

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Model and Data Risk – Given the complexity of the strategies of the Fund, the Adviser relies heavily on quantitative models and information and data both proprietary as well as supplied by third parties ("Models and Data"). Models and Data are used to rank investments and provide risk management insights. The use of predictive models has inherent risks. Because predictive models are generally constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. In addition, there is an inherent risk that the quantitative models used by the adviser will not be successful in forecasting movements in industries, sectors, or companies or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

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Subsidiary Risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Although the Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), it will provide investors with the same 1940 Act protections provided by the Fund.

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Investment Capacity Risk – If the CME bitcoin futures market was unable to handle demand from the Fund and other market participants, the Adviser, in its sole discretion and without prior notice, could limit or reject purchases of Fund shares. This is often referred to as “closing” the Fund. The Adviser could re-open the Fund in its sole discretion and without prior notice.

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Market and Volatility Risk – The prices of bitcoin and bitcoin futures contracts have historically been highly volatile. The value of the Fund’s investments in bitcoin futures contracts and other instruments that provide exposure to bitcoin and bitcoin futures could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

ETF Risk – The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that do not invest in such investments. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

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Canadian ETF Risk – Canadian ETFs that provide exposure to bitcoin are subject to many of the same risks as a direct investment in bitcoin. The market value of ETF shares may differ from their NAV. This difference in price may be because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying holdings. Accordingly, shares of these ETFs may trade at a premium or discount from the value of their underlying investments, may become illiquid, may or may not be correlated with the price of bitcoin or bitcoin futures contracts, and may be highly volatile.

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Tracking Risk – ETFs in which the Fund invests will not be able to replicate exactly the performance of any indices or prices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities or derivatives. In addition, the index-tracking ETFs will incur expenses not incurred by their applicable indices. Certain securities comprising an index may, from time to time, temporarily be unavailable, which may further impede the security’s ability to track an index.

Risks Associated with the Use of Derivatives — Investing in derivatives, including bitcoin futures contracts, may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk. When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

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Counterparty Risk — Investing in derivatives and repurchase agreements involves entering into contracts with third parties (i.e., counterparties). The use of derivatives and repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

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Active Management Risk — The Fund is actively managed, and its performance reflects the investment decisions that the Adviser makes for the Fund. The Adviser’s judgements about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform or have negative returns as compared to other funds with  a  similar  investment  objective  and/ or strategies.

Portfolio Turnover Risk — The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. The Fund uses a controlled foreign corporation (the “Subsidiary”) to manage non-qualifying income for purposes of Internal Revenue Code Section 851(b)(2). The Subsidiary converts the income to qualifying income to the extent that earnings and profits exist at the subsidiary level. According to Treasury Regulation Sec 1.851-2(b)(2)(iii), income generated from a Subsidiary is considered other income derived from the corporation’s business of investing in commodity interests, securities, or currencies; it therefore is qualifying income under the tax code.

Valuation Risk — In certain circumstances (e.g., if the Adviser believes market quotations do not accurately reflect the fair value of an investment, or a trading halt closes an exchange or market early), the Adviser may, subject to the policies and procedures established by the Fund’s Board, choose to determine a fair value price as the basis for determining the market value of such investment for such day. The fair value of an investment determined by the Adviser may be different from other value determinations of the same investment. Portfolio investments that are valued using techniques other than market quotations, including “fair valued” investments, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio investment for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio investment is sold at a discount to its established value. The fair value of the Fund’s bitcoin futures may be determined by reference, in whole or in part, to the cash market in bitcoin. These circumstances may be more likely to occur with respect to bitcoin futures than with respect to futures on more traditional assets.

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Non-Diversification Risk – The Fund is classified as “non- diversified” under the Investment Company Act of 1940, as amended (“1940 Act”). This means it can invest a relatively high percentage of its assets in the assets of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund's performance will decline based on the performance of a single issuer or the credit of a single counterparty. A non-diversified fund’s greater investment in a single issuer or asset type (such as bitcoin futures) makes the Fund more susceptible to financial, economic, and market events impacting such issuer or asset type. For the Fund’s portfolio, a decline in the value of bitcoin futures will have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Performance.

Performance information is not presented because the Fund has not commenced investment operations as of the date of this prospectus.

Management. IDX Advisors, LLC is the investment adviser to the Fund.

Portfolio Manager. Ben McMillan, Chief Investment Officer of the Adviser, has managed the Fund since its inception.

Purchase and Sale of Fund Shares. The Fund offers two classes of shares, an Investor Class and an Institutional Class, each of which is offered by this Prospectus. The minimum investment for the Investor Class is $1,000 for each account. The minimum investment for the Institutional Class is $10,000. The Fund may waive these minimums at its distraction. Investors generally may meet the minimum investment amount for the Institutional Class by aggregating multiple accounts within the Fund if desired. There is no subsequent investment minimum. The Fund may, in the Adviser’s sole discretion, accept accounts with less than the minimum investment.

You can purchase or redeem shares directly from the Fund on any business day the New York Stock Exchange is open by calling the Fund at 833-549-2885 where you may also obtain more information about purchasing or redeeming shares by mail, facsimile, or bank wire. The Fund has also authorized certain broker-dealers to accept purchase and redemption orders on its behalf. Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact their broker-dealer directly.

Tax Information. For U.S. federal income tax purposes, the Fund’s distributions are taxable and will be taxed as ordinary income, capital gains or, in some cases, qualified dividend income of individual shareholders subject to tax at maximum federal rates applicable to long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be subject to U.S. federal income tax at rates applicable to ordinary income upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Purchases through Broker-Dealers and Other Financial Intermediaries. You may be charged a fee if you effect transactions through a broker or agent. The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker or the broker’s authorized designee.

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INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS

The Fund’s Investment Objectives and Principal Investment Strategies. This section of the Prospectus provides additional information about the investment practices and related risks of the Fund (the “Fund”). The Fund’s investment objective may be changed without shareholder approval; however, the Fund will provide 60 days’ advance notice to shareholders before implementing a change in the Fund’s investment objective.

The Fund seeks long-term capital appreciation. The Fund pursues its investment strategy through actively managed exposure to bitcoin futures contracts.

The Fund does not invest in bitcoin or other digital assets directly, or in the Grayscale® Bitcoin Trust or any other OTC Trusts. Additionally, the Fund does not invest in, or seek exposure to, the current “spot” or cash price of bitcoin. Investors seeking direct exposure to the price of bitcoin should consider an investment other than the Fund.

Bitcoin is a digital asset, sometimes referred to as a digital currency or “cryptocurrency.” The ownership and operation of bitcoin is determined by participants in an online, peer-to-peer network. The network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin Network. This is commonly referred to as the Bitcoin Protocol (and is described in more detail in the section entitled “The Bitcoin Protocol” in the Fund’s Prospectus). The value of bitcoin is not backed by any government, corporation, or other identified body. Instead, its value is determined in part by the supply and demand in markets created to facilitate trading of bitcoin. Ownership and transaction records for bitcoin are protected through public-key cryptography. The supply of bitcoin is determined by the Bitcoin Protocol. No single entity owns or operates the Bitcoin Network. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” The price of the bitcoin futures contracts in which the Fund invests may reflect the impact of these forks.

Futures contracts are financial contracts the value of which depends on, or is derived from, the underlying reference asset. In the case of bitcoin futures contracts, the underlying reference asset is bitcoin. Futures contracts may be physically-settled or cash-settled. The only futures contracts in which the Fund invests are cash-settled bitcoin futures contracts traded on the Chicago Mercantile Exchange (“CME”). Currently, the Fund invests in CME bitcoin futures only. “Cash-settled” means that when the relevant futures contract expires, if the value of the underlying asset exceeds the futures contract price, the seller pays to the purchaser cash in the amount of that excess, and if the futures contract price exceeds the value of the underlying asset, the purchaser pays to the seller cash in the amount of that excess. In a cash-settled futures contract on bitcoin, the amount of cash to be paid is equal to the difference between the value of the bitcoin underlying the futures contract at the close of the last trading day of the contract and the futures contract price specified in the agreement. The CME has specified that the value of bitcoin underlying bitcoin futures contracts traded on the CME will be determined by reference to a volume-weighted average of bitcoin trading prices on multiple bitcoin trading venues.

Bitcoin futures contracts are standardized, cash-settled bitcoin futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). The value of bitcoin futures contracts is determined by reference to the CME CF Bitcoin Reference Rate (“BBR”), which provides an indication of the price of bitcoin across certain cash bitcoin exchanges. The Fund seeks to invest in cash settled, front and near-month bitcoin futures. The Fund does not expect to hold any futures contracts with longer than 90 days to maturity. A high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid.

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Over time, the Fund seeks to capture most of the upside participation in bitcoin futures while limiting the downside by managing its exposure to between 25% and 100% of the Fund’s net assets, depending on the market conditions. While investments in bitcoin futures is a form of leverage, the Fund will not have bitcoin exposure greater than 100% of its net assets. Under normal market conditions, the Fund expects to maintain bitcoin futures exposure of between 50% and 100%. During stressed or abnormal market conditions, including periods when the Adviser believes it is prudent to take a temporary defensive position, the Fund will reduce its bitcoin futures exposure significantly, but in no situation will it be less than 25% of the Fund's net assets. The Fund defines stressed or abnormal market conditions as a significant drop in the price of bitcoin or bitcoin futures over a short trading period.

The Fund will gain exposure to bitcoin by investing a portion of its assets in a wholly-owned subsidiary organized under the laws of the Cayman Islands and managed by the Adviser. The Fund generally expects to invest approximately 25% of its total assets in this subsidiary, but it may exceed this amount if the Adviser believes doing so is in the best interest of the Fund, such as to help the Fund achieve its investment objective or manage its tax efficiency. Exceeding this amount may have tax consequences, see the section entitled “Tax Risk” in the Fund’s Prospectus for more information. References to investments by the Fund should be read to mean investments by either the Fund or the subsidiary. Because the subsidiary invests in bitcoin futures, which are considered a form of leverage, the Fund’s exposure to bitcoin price volatility exceeds the 25% of the Fund’s assets allocated to the subsidiary.

In addition to bitcoin futures contracts, the Fund may invest in exchange-traded funds (“ETFs”), including Canadian ETFs, in limited circumstances, for example to manage inflows and outflows or respond to unusual market conditions (“bitcoin-related investments”). Except for the Fund’s subsidiary, the Fund will limit investments in other bitcoin-related investments to 10% or less of the Fund’s assets.. The shares of these ETFs will have direct or indirect exposure to bitcoin. The Fund expects to have significant holdings of cash and U.S. government securities, money market funds, repurchase agreements, and investment grade fixed-income securities (the “Cash and Fixed Income Investments”). The Fund does not target a specific maturity but will generally have an average portfolio duration of one year or less. Each debt security held by the fund must be high quality at the time of purchase, which is defined as being rated no lower than the A category by Standard & Poor’s Ratings Group, Moody’s Investors Service, or Fitch Ratings, Inc. The Cash and Fixed Income Investments are intended to provide liquidity, to serve as collateral for the Fund’s futures contracts and to support its use of leverage

The Adviser uses a proprietary quantitative model that statistically gauges the strength of price trends in bitcoin. The model uses publicly available daily price information to systematically allocate Fund assets to bitcoin futures contracts according to a pre-defined ruleset. Specifically, the model measures price behavior of bitcoin over multiple periods to determine three expected risk/return environments: unfavorable, favorable, and very favorable. Based on these environments, the Adviser will adjust the Fund’s bitcoin futures exposure from 25% to 100% of its net assets.

The Fund generally does not intend to close out, sell, or redeem its futures contracts except (i) to meet redemptions or (ii) when a bitcoin futures contract is nearing expiration, at which point the Fund will generally sell it and use the proceeds to buy a bitcoin futures contract with a later expiration date to maintain its bitcoin futures exposure. This is commonly referred to as “rolling.” Currently, most of the open interest in CME bitcoin futures is in front-month contracts (i.e., contracts that expire in 30 days); therefore, the Fund expects to mostly invest in such contracts over the foreseeable future. Over time, as the CME bitcoin futures market expands, the Fund will use a multi-day, laddered roll process. Because of this rolling, the Fund engages in very frequent trading to achieve its investment objective, which will result in portfolio turnover greater than 100%.

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As part of its risk-managed approach to bitcoin exposure, the Adviser actively manages the Fund’s exposure and limits exposure during unfavorable market conditions, which includes limiting rolls into potentially unfavorable periods. During stressed or abnormal market conditions, including periods when the Adviser believes it is prudent to take a temporary defensive position, the Fund will reduce its bitcoin futures exposure significantly, but in no situation will the Fund's exposure be less than 25% of the Fund's net assets.

The Bitcoin Protocol. The Bitcoin Protocol is an open-source project with no official company or group in control. Anyone can review the underlying code and suggest changes. There are, however, many individual developers that regularly contribute to a specific distribution of bitcoin software known as the “Bitcoin Core.” Developers of the Bitcoin Core loosely oversee the development of the source code. There are many other compatible versions of the bitcoin software, but Bitcoin Core is the most widely adopted and currently provides the de facto standard for the Bitcoin Protocol. The core developers can access, and can alter, the Bitcoin Network source code and, as a result, they are responsible for quasi-official releases of updates and other changes to the Bitcoin Network’s source code.

However, because bitcoin has no central authority, the release of updates to the Bitcoin Network’s source code by the core developers does not guarantee that the updates will be automatically adopted by the other participants. Users and miners must accept any changes made to the source code by downloading the proposed modification and that modification is effective only with respect to those bitcoin users and miners who choose to download it. As a practical matter, a modification to the source code becomes part of the Bitcoin Network only if it is accepted by participants that collectively have a majority of the processing power on the Bitcoin Network.

If a modification is accepted by only a percentage of users and miners, a division will occur such that one network will run the pre-modification source code and the other network will run the modified source code. Such a division is known as a “fork.”

Environmental Impact of Bitcoin Mining. Bitcoin mining operations consume significant amounts of electricity, which may have a negative environmental impact and give rise to public opinion against allowing, or government regulations restricting, the use of electricity for mining operations. Additionally, miners may be forced to cease operations during an electricity shortage or power outage. Given the energy-intensiveness and electricity costs of mining, miners are restricted in where they can locate mining operations. Any shortage of electricity supply or increase in related costs will negatively impact the viability and expected economic return from bitcoin mining, which will affect the availability of bitcoin in the marketplace. Today, many bitcoin mining operations rely on fossil fuels to power their operations. Public perception of the impact of bitcoin mining on climate change may reduce the demand for bitcoin and increase the likelihood of government regulation. Such events could have a negative impact on the price of bitcoin, bitcoin futures, and the Fund’s performance.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

Cash Position. The Fund may not always stay fully invested. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if the Fund remained more fully invested. The Fund may also maintain cash positions in order to remain in compliance with certain regulations or margin requirements.

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General Information Regarding Investing in the Fund. An investment in the Fund should not be considered a complete investment program. Your investment needs will depend largely on your financial resources and individual investment goals and objectives, and you should consult with your financial professional before making an investment in a Fund.

Additional Information Regarding Investment Strategies. With respect to any percentage restriction on investment or use of assets discussed in this prospectus, if such a percentage restriction is adhered to at the time a transaction is affected, a later increase or decrease in such percentage resulting from changes in values of securities or loans or amounts of net assets or security characteristics will not be considered a violation of the restriction. Any such changes in percentages do not require the sale of a security, but rather the Adviser will consider which action is in the best interest of the Fund and its shareholders, including the sale of the security.

Principal Risks of Investing in the Fund. All investments carry risks and investments in the Fund is no exception. No investment strategy is successful all the time, and past performance is not necessarily indicative of future performance. You may lose money on your investment in the Fund. To help you understand the risks of investing in the Fund, the principal risks of an investment in the Fund are generally set forth below:

Bitcoin and bitcoin futures contracts are a relatively new asset class and are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero. Bitcoin and bitcoin futures contracts have historically been more volatile than traditional asset classes. You should be prepared to lose your entire investment.

Generally, the Fund will be subject to the following additional risks:

Bitcoin Risk – Bitcoin is a relatively new financial innovation and the market for bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin Network and the acceptance and use of bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping, or reversing of the development of the Bitcoin Network or the acceptance of bitcoin may adversely affect the price of bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation, or security failures, operational or other problems that impact bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain bitcoin. A significant portion of bitcoin is held by a small number of holders sometimes referred to as “whales”. These holders can manipulate the price of bitcoin. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, bitcoin and bitcoin trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud, and market manipulation than when investing in more traditional asset classes. Over the past several years, several bitcoin trading venues have been closed due to fraud, failure, or security breaches. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of bitcoin. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, bitcoin futures, and the Fund. Finally, the creation of a “fork” (as described above) or a substantial giveaway of bitcoin (sometimes referred to as an “air drop”) may result in a significant and unexpected declines in the value of bitcoin, bitcoin futures, and the Fund.

Bitcoin Futures Risk – The market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve the desired exposure. Further, unlike the Fund’s shares or CME bitcoin futures, the trading market for bitcoin is global and always open. There’s risk that the CME bitcoin futures price may not reflect changes to the spot price of bitcoin while the CME is closed. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.

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Liquidity Risk — The market for the bitcoin futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

●	Futures Market Capacity Risk – If the Fund’s ability to obtain exposure to bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements or position limits imposed by the Fund’s futures commission merchants (“FCMs”), the CME, or the CFTC, the Fund would not achieve its investment objective and may experience significant losses. Currently, the CME has set existing spot position limits of 4,000 contracts and position accountability level of 5,000 contracts in single months outside the spot month (and in all months combined).

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Cost of Futures Investment Risk – When a bitcoin futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a bitcoin futures contract with a later expiration date. This is commonly referred to as “rolling.” The costs associated with rolling bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund. Historically, the annualized cost of rolling has ranged from 6% to 30%.

Investment Strategy Risk – The Fund actively invests in bitcoin futures contracts and other instruments that provide exposure to bitcoin futures. The Fund does not invest directly in or hold bitcoin. The price of bitcoin futures contracts should be expected to differ from the current cash price of bitcoin, which is sometimes referred to as the “spot” price of bitcoin. Consequently, the performance of the Fund should be expected to perform differently from the spot price of bitcoin. These differences could be significant.

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Model and Data Risk – Given the complexity of the strategies of the Fund, the Adviser relies heavily on quantitative models and information and data both proprietary as well as supplied by third parties ("Models and Data"). Models and Data are used to rank investments and provide risk management insights. The use of predictive models has inherent risks. Because predictive models are generally constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. In addition, there is an inherent risk that the quantitative models used by the adviser will not be successful in forecasting movements in industries, sectors, or companies or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

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Subsidiary Risk – By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. Although the Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), it will provide investors with the same 1940 Act protections provided by the Fund.

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Investment Capacity Risk – The Adviser may, in its sole discretion and without prior notice, limit or reject purchases of Fund shares. This is often referred to as “closing” the Fund. The Adviser may re-open the Fund in its sole discretion and without prior notice.

Market and Volatility Risk – The prices of bitcoin and bitcoin futures contracts have historically been highly volatile. The value of the Fund’s investments in bitcoin futures contracts and other instruments that provide exposure to bitcoin and bitcoin futures could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

ETF Risk – The Fund may invest in ETFs as part of its principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by a Fund. As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that do not invest in such investments. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. The market price for a Fund’s shares may deviate from a Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

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Canadian ETF Risk – Canadian ETFs that provide exposure to bitcoin are subject to many of the same risks as a direct investment in bitcoin. The market value of ETF shares may differ from their NAV. This difference in price may be because the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying holdings. Accordingly, shares of these ETFs may trade at a premium or discount from the value of their underlying investments, may become illiquid, may or may not be correlated with the price of bitcoin or bitcoin futures contracts, and may be highly volatile. If the Fund invests in an ETF, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by that ETF, in addition to the Fund’s own fees and expenses. In addition, Canadian ETFs are not regulated under the 1940 Act, the Securities Act of 1933, as amended, or any other U.S. federal or state securities laws. Therefore, the Fund’s investments in these vehicles will not benefit from the protections and restrictions of such laws.

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Tracking Risk – ETFs in which the Fund invests will not be able to replicate exactly the performance of any indices or prices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities or derivatives. In addition, the index-tracking ETFs will incur expenses not incurred by their applicable indices. Certain securities comprising an index may, from time to time, temporarily be unavailable, which may further impede the security’s ability to track an index.

Risks Associated with the Use of Derivatives — Investing in derivatives, including bitcoin futures contracts, may be considered aggressive and may expose the Fund to significant risks. These risks include counterparty risk and liquidity risk. When the Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

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Counterparty Risk — Investing in derivatives and repurchase agreements involves entering into contracts with third parties (i.e., counterparties). The use of derivatives and repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through an FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange’s clearing corporation.

Active Management Risk — The Fund is actively managed, and its performance reflects the investment decisions that the Adviser makes for the Fund. The Adviser’s judgements about the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform or have negative returns as compared to other funds with a similar investment objective and/ or strategies.

Portfolio Turnover Risk — The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active trading of the Fund’s shares may cause more frequent purchase and sales activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

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Valuation Risk — In certain circumstances (e.g., if the Adviser believes market quotations do not accurately reflect the fair value of an investment, or a trading halt closes an exchange or market early), the Adviser may, in its sole discretion, choose to determine a fair value price as the basis for determining the market value of such investment for such day, subject to the policies and procedures adopted by the Board. The fair value of an investment determined by the Adviser may be different from other value determinations of the same investment. Portfolio investments that are valued using techniques other than market quotations, including “fair valued” investments, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio investment for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio investment is sold at a discount to its established value. The fair value of the Fund’s bitcoin futures may be determined by reference, in whole or in part, to the cash market in bitcoin. These circumstances may be more likely to occur with respect to bitcoin futures than with respect to futures on more traditional assets. If the CME halts trading on CME Bitcoin Futures, the Fund intends to take a two-pronged approach to value the holdings:

•         For CME comparison:

o	Review the spot price at market close versus the CME price for the previous 10 days.
o	Determine the average 10 days premium or discount compared to spot price using Coinbase for pricing.
o	Apply the average premium or discount to the current close date Coinbase spot price to get an estimated CME price.

•         For Market Comparison:

o	Review the price of similar contracts on the three largest foreign exchanges in terms of open interest on bitcoin futures (currently Binance, FTX, and Bybit).
o	Determine the value weighted average pricing by multiplying price at each exchange times the volume on that exchange. The sum from the three exchanges will be divided by the total number of contracts outstanding on those exchanges to determine an average price.
o	Apply the value weighted average price per contract to the contracts held by the Fund.

The comparison of these two approaches will be discussed between the Adviser and the Administrator, and, if needed, the Fund’s Fair Value Committee. Should there be a material divergence between the two calculations, the Adviser will recommend a fair valuation given the facts and circumstances surrounding the halt, or a combination of the two approaches if that yields a more equitable value. The Adviser will notify the Fair Value Committee regarding the Adviser’s fair value determination. The Fair Value Committee will then determine the final price pursuant to the policies and procedures adopted by the Board of Trustees.

Non-Diversification Risk – The Fund is classified as “non- diversified” under the Investment Company Act of 1940, as amended (“1940 Act”). This means it can invest a relatively high percentage of its assets in the assets of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty. A non-diversified fund’s greater investment in a single issuer or asset type (such as bitcoin futures) makes the Fund more susceptible to financial, economic, and market events impacting such issuer or asset type. For the Fund’s portfolio, a decline in the value of bitcoin futures will have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Other Investments and Risks. The Fund may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this prospectus. These securities and techniques may subject the Fund to additional risks. Please review the SAI for more information about the additional types of securities in which the Fund may invest and their associated risks.

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U.S. Government Securities. The Fund may, from time to time, invest in U.S. Government securities. U.S. Government securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

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Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may result in the Fund being unable to trade those and other related financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

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Cybersecurity Risk. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund may be susceptible to operational, information security and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

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Cybersecurity failures or breaches by the Fund’s third-party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent and financial intermediaries) may cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of the Fund’s shareholders to transact business and the Fund to process transactions, inability to calculate the Fund’s net asset values, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Fund or their third-party service providers.

The Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot directly control any cybersecurity plans and systems put in place by third party service providers. Cybersecurity risks are also present for issuers of securities in which the Fund invest, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

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Natural Disaster/Epidemic Risk — Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local, and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment adviser, third party service providers, and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on the Fund’s performance, resulting in losses to your investment.

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Risk that Current Assumptions and Expectations Could Become Outdated as a Result of Global Economic Shock — The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19. These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. Financial markets across the globe are experiencing severe distress at least equal to what was experienced during the global financial crisis in 2008. In March 2020, U.S. equity markets entered a bear market in the fastest such move in the history of U.S. financial markets. During much of 2020, the unemployment rate in the U.S. was extremely high by historical standards. It is not possible to predict when unemployment and market conditions will return to more normal levels. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the Fund to become outdated quickly or inaccurate, resulting in significant losses.

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Operational Risk — The Fund, its service providers and financial intermediaries are subject to operational risks arising from, among other things, human error, systems and technology errors and disruptions, failed or inadequate controls, and fraud. These errors may adversely affect the Fund’s operations, including its ability to execute its investment process, calculate or disseminate its NAV or intraday indicative value in a timely manner, and process creations or redemptions. While the Fund seeks to minimize such events through controls and oversight, there may still be failures and the Fund may be unable to recover any damages associated with such failures. These failures may have a material adverse effect on the Fund’s returns. The Fund relies on order information provided by financial intermediaries to determine the net inflows and outflows. As a result, the Fund is subject to operational risks associated with reliance on those financial intermediaries and their data sources. In particular, errors in the order information may result in the purchase or sale of the instruments in which the Fund invests in a manner that may be disadvantageous to the Fund.

Disclosure of Portfolio Holdings. The Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities are described in the Fund’s Statement of Additional Information (“SAI”) and on the Fund’s website at www.idx-funds.com.

MANAGEMENT

Investment Adviser. IDX Advisors, LLC (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in April 2019 and is registered with the Securities and Exchange Commission (“SEC”) as an investment adviser. As of June 30, 2021, the Adviser had approximately $504 million in assets under advisement. The Adviser’s principal address is 2201 E. Camelback Road, Suite 605, Phoenix, AZ 85016. The Adviser is a wholly-owned subsidiary of IDX Global, LLC.

The Adviser has entered into an Investment Advisory Agreement with the Fund (the “Advisory Agreement”) under which the Adviser directs the management of the investments for the Fund, subject to the oversight of the Trust’s Board of Trustees (the “Board” or the “Trustees”). Under the Advisory Agreement, the Adviser is to receive a fee from the Fund calculated at the annual rate of 1.99% of the average daily net assets of the Fund.

A discussion regarding the basis for the Trustees’ approval of the Advisory Agreement will be available in the Fund’s first shareholder report.

The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) of the Fund in an amount that limits “Total Annual Fund Operating Expenses” to not more than 2.49% for the Fund through at least November 30, 2023. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund for a period of three years after such fee waiver or expense reimbursements were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Before November 30, 2023, this agreement may not be modified or terminated without the approval of the Board of Trustees (the “Board”). This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.

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In addition to the advisory fees described above, the Adviser may also receive certain benefits from its management of the Fund in the form of brokerage or research services received from brokers under arrangements under Section 28(e) of the Securities Exchange Act of 1934, as amended, and the terms of the Advisory Agreement. For a description of these potential benefits, see the description under “Portfolio Transactions and Brokerage Allocation—Brokerage Services” in the SAI.

Portfolio Manager. The portfolio manager is primarily responsible for the day-to-day operation of the Fund. Mr. McMillan has served as the Fund’s portfolio manager since the Fund’s inception.

More information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund are included in the SAI.

PORTFOLIO MANAGER	PAST 5 YEARS OF BUSINESS EXPERIENCE
Ben McMillan (Portfolio Manager)

Mr. McMillan is Chief Investment Officer of the Adviser. He is a principal and founder of IDX Advisors, LLC, IDX Insights, LLC and IDX Digital Assets, LLC. He is also a founder and the portfolio manager of RG Liquid Alts, LP. Previously, he was the portfolio manager at Ramsey Quantitative Systems Inc. (RQSI) where he developed and managed the RQSI Small Cap Hedged Equity Fund mutual fund. Prior to that he served as co-portfolio manager (and co-creator) of the Van Eck Long/Short Equity Index Fund since July 2012. Prior to joining Van Eck Global, Mr. McMillan worked at Lyster Watson & Co. where he developed and launched the Lyster Watson Long/Short Equity Replication strategy in 2009. Additionally, between 2007 and 2012, Mr. McMillan served as a co-founder of the cloud-based 13F analytics platform, AlphaStratus, which was acquired by eVestment in 2012. Mr. McMillan holds an MSc in Econometrics from the London School of Economics as well as an MA and BA in Economics from Boston University.

Board of Trustees. The Fund is a series of IDX Funds (formerly, M3Sixty Funds Trust), an open-end management investment company organized as a Delaware statutory trust on May 29, 2015. The Board supervises the operations of the Fund according to applicable state and federal law, and is responsible for the overall management of the Fund’s business affairs.

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CUSTODIAN, ADMINISTRATOR, DISTRIBUTOR AND TRANSFER AGENT

Custodian. U.S. Bank, NA (the “Custodian”) serves as the custodian of the Fund’s securities.

Fund Administrator. Gryphon Fund Group, LLC (the “Administrator”) serves as the Fund’s administrator and fund accounting agent.

Transfer Agent. M3Sixty Administration, LLC (the “Transfer Agent”) serves as the Fund’s transfer agent and dividend-disbursing agent. As indicated below under the caption “Investing in the Fund,” the Transfer Agent will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.

Distribution of Shares. Matrix 360 Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities. The Fund offers two classes of shares, Investor Class shares and Institutional Class shares. Institutional Class shares are available only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund.

Distribution and Services (Rule 12b-1) Plan. The Fund has adopted a separate plan of distribution for its Investor Class shares, pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan allows the Fund to use Investor Class assets to pay fees in connection with the distribution and marketing of Investor Class shares and/or the provision of shareholder services to Investor Class shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Investor Class shares of the Fund as their funding medium and for related expenses.

The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Investor Class shares. Because these fees are paid out of the Fund’s Investor Class assets on an ongoing basis, over time they will increase the cost of an investment in Investor Class shares, and the Plan fees may cost an investor more than other types of sales charges.

Under the terms of the Plan, the Fund is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or shareholder services performed by such entities for their customers who are investors in the Fund’s Investor Class shares.

The Distributor is entitled to retain some or all fees payable under the Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Certain Expenses. In addition to the investment advisory fees, the Fund pays all expenses not assumed by the Adviser, which may include, without limitation, the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

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INVESTING IN THE FUND

Class of Shares. The Fund currently offers two classes of shares, an Investor Class and an Institutional Class. Each share class of the Fund represents an investment in the same portfolio of securities, but each share class has its own expense structures, allowing you to choose the class that best meets your situation. When you purchase shares of the Fund, you must choose a share class. Factors you should consider in choosing a class of shares include:

●	how long you expect to own the shares;

●	how much you intend to invest; and

●	total expenses associated with owning shares of each class.

With certain exceptions, the Institutional Class shares are typically offered only to those investors that purchase at least the prescribed minimum amount of the Fund. Institutional Class shares are offered directly, via the Fund’s Transfer Agent or through financial intermediaries. Such intermediaries may seek payment from the Fund or its service providers for the provision of distribution, administrative and/or shareholder retention services. Institutional investors may include, but are not limited to, corporations, retirement plans, public plans, and foundations/endowments.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you. If your financial intermediary offers more than one class of shares, you should carefully consider which class of shares to purchase. Certain classes have higher expenses than other classes, which may lower the return on your investment. You may transfer between classes of the Fund if you meet the minimum investment requirements for the class into which you would like to transfer. Transfers between classes of the Fund are generally not considered a taxable transaction.

In general, the Fund is available only to U.S. citizens or residents.

Payments to Financial Intermediaries and Other Arrangements. The Adviser and/or its affiliates may also make payments for distribution and/or shareholder servicing activities from out of their own resources. The Adviser may also make payments for marketing, promotional or related expenses to financial intermediaries. The amount of these payments is determined by the Adviser and may be substantial. These payments are often referred to as “revenue sharing payments.” In some circumstances, such payments may create an incentive for a financial intermediary or its employees or associated persons to recommend or offer shares of the Fund to you, rather than shares of another mutual fund. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Networking, Sub-Accounting and Administrative Fees. Certain financial intermediaries may contract with the Fund, or its designees, to perform certain networking, recordkeeping, sub-accounting and/or administrative services for shareholders of the Fund. In consideration for providing these services, the financial intermediaries will receive compensation, which is typically paid by the Fund. Any such payment by the Fund to a financial intermediary for networking, recordkeeping, sub-accounting and/or administrative services are in addition to any 12b-1 related services provided to shareholders. For accounts sold through financial intermediaries, it is the primary responsibility of the financial intermediary to ensure compliance with investment minimums.

Minimum Initial Investment. The Fund’s shares are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Adviser and any other institutional investor or any broker-dealer authorized to sell shares in the Fund. The minimum investment for the Investor Class is $1,000 for each account. The minimum investment for the Institutional Class is $10,000. The Fund may, in the Adviser’s sole discretion, accept accounts with less than the minimum investment. Additionally, the minimum initial investment requirement may be waived or reduced for wrap programs and certain qualified retirement plans (excluding IRAs) sponsored by financial service firms that have entered into appropriate arrangements with the Fund, or otherwise by the Adviser in its sole discretion.

Pricing of Shares. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received in good form. An order is considered to be in good form if it includes a complete application and payment in full of the purchase amount. A share class’s net asset value is calculated by dividing the value of a share class’s total assets, less liabilities (including shares class expenses, which are accrued daily), by the total number of outstanding shares of each share class. The net asset value per share class is normally determined at the time regular trading closes on the NYSE, currently 4:00 p.m. Eastern time, Monday through Friday, except when the NYSE closes earlier. The Fund does not calculate share class’s net asset value on business holidays when the NYSE is closed.

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The valuation of portfolio securities is determined in accordance with procedures established by, and under the direction of, the Trustees. In determining the value of a Fund’s total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. The Fund normally uses pricing services to obtain market quotations. Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange.

Pursuant to policies adopted by the Trustees, the Adviser is responsible for notifying the Board of Trustees (or the Trust’s Fair Value Committee (“Fair Value Committee”)) when it believes that fair value pricing is required for a particular security. The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s net asset value that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using the Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using the Fund’s normal pricing procedures. The performance of the Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using the Fund’s normal pricing procedures. The Trustees monitor and evaluate the Fund’s use of fair value pricing.

Other Matters. Purchases and redemptions of shares by the same shareholder on the same day will be netted for the Fund. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund’s shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund’s remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

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PURCHASING SHARES

Opening a New Account. To open an account with the Fund, take the following steps:

1. Complete an Account Application. Be sure to indicate the type of account you wish to open, the amount of money you wish to invest, and which class of shares you wish to purchase. If you do not indicate which class you wish to purchase, your purchase will be invested in Investor Class shares. The application must contain your name, date of birth, address, and Social Security Number (“SSN”) or Taxpayer Identification Number (“TIN”). If you have applied for a SSN or TIN prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for the SSN or TIN. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the SSN or TIN are met.

2. Write a check or prepare a money order from a U.S. financial institution and payable in U.S. dollars. For regular mail orders, mail your completed application along with your check or money order made payable to the Fund:

IDX Risk-Managed Bitcoin Strategy Fund

c/o M3Sixty Administration, LLC

4300 Shawnee Mission Parkway, Suite 100

Fairway, KS 66205

If checks are returned due to insufficient funds or other reasons, the purchase order will not be accepted. The Fund will charge the prospective investor a $20 fee for cancelled checks and may redeem Shares of the Fund already owned by the prospective investor or another identically registered account for such fee. The prospective investor will also be responsible for any losses or expenses incurred by the Fund or the Transfer Agent in connection with any cancelled check.

Bank Wire Purchases. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call 833-549-2885 for instructions.

Additional Investments. You may add to your account by mail or wire at any time by purchasing shares at the then current public offering price. There is no subsequent investment minimum. Before adding funds by bank wire, please call the Fund at 833-549-2885 and follow the above directions for bank wire purchases. Please note that in most circumstances, there will be a bank charge for wire purchases. Mail orders should include, if possible, the “Invest by Mail” stub that is attached to your confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment. The Fund may, at the Adviser’s sole discretion, accept additional investments for less than the minimum additional investment.

Automatic Investment Plan. Shareholders who have met the Fund’s minimum investment criteria may participate in the Fund’s automatic investment plans. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in Investor Class shares or Institutional Class shares through automatic charges to shareholders’ checking account. With shareholder authorization and bank approval, the Fund will automatically charge the shareholder’s checking account for the amount specified, which will automatically be invested in the type of shares that the shareholder holds in his or her account (Investor Class shares or Institutional Class shares), at the public offering price. The shareholder may change the amount of the investment or discontinue the plan at any time by notifying the Fund in writing.

Important Information about Procedures for Opening a New Account. Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA Patriot Act of 2001), the Fund is required to obtain, verify, and record information to enable the Fund to form a reasonable belief as to the identity of each customer who opens an account. Consequently, when an investor opens an account, the Fund will ask for, among other things, the investor’s name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Fund to identify the investor. The Fund may also ask to see the investor’s driver’s license or other identifying documents. An investor’s account application will not be considered “complete” and, therefore, an account will not be opened and the investor’s money will not be invested until the Fund receives this required information. In addition, if after opening the investor’s account, the Fund is unable to verify the investor’s identity after reasonable efforts, as determined by the Fund in its sole discretion, the Fund may (i) restrict redemptions and further investments until the investor’s identity is verified; and (ii) close the investor’s account without notice and return the investor’s redemption proceeds to the investor. If the Fund closes an investor’s account because the Fund was unable to verify the investor’s identity, the Fund will value the account in accordance with the Fund’s next net asset value calculated after the investor’s account is closed. In that case, the investor’s redemption proceeds may be worth more or less than the investor’s original investment. The Fund will not be responsible for any losses incurred due to the Fund’s inability to verify the identity of any investor opening an account.

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Other Information. In connection with all purchases of Fund shares, we observe the following policies and procedures:

●

We price direct purchases based on the next public offering price (net asset value) computed after your order is received. Direct purchase orders received by the Transfer Agent by the close of the regular session of the NYSE (generally 4:00 p.m., Eastern time) are confirmed at that day’s public offering price. Purchase orders received by dealers prior to the close of the regular session of the NYSE on any business day and transmitted to the Transfer Agent on that day are confirmed at the public offering price determined as of the close of the regular session of trading on the NYSE on that day.

●	We do not accept third party checks for any investments.
●	We may open accounts for less than the minimum investment or change minimum investment requirements at any time.
●	We may refuse to accept any purchase request for any reason or no reason.
●	We mail you confirmations of all your purchases or redemptions of Fund shares.
●	Certificates representing shares are not issued.

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposit in the mail or with such services, or receipt at the Fund’s post office box, of purchase orders or redemption requests does not constitute receipt by the Fund.

Share Classes. The Fund offers two classes of shares (Investor Class shares and Institutional Class shares). Investor Class shares are available for purchase by all investors. Institutional Class shares are available only to institutional investors and certain broker dealers and financial institutions that have entered into appropriate arrangements with the Fund. Each class represents interests in the same portfolio of investments and has the same rights, but the classes differ with respect to ongoing expenses. The decision as to which share class is more beneficial to you generally depends on your purchase amount, the length of time you expect to hold your investment and total operating expenses associated with each class.

Investor Class shares and Institutional Class shares of the Fund are sold at net asset value without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. Investor Class shares are subject to an annual 12b-1 fee of up to 0.25% of the Fund’s average daily net assets allocable to Investor Class shares. Institutional Class shares are available for investment only to institutional investors and certain broker-dealers and financial institutions that have entered into appropriate arrangements with the Fund. These arrangements are generally limited to discretionary managed, asset allocation, eligible retirement plan or wrap products offered by broker-dealers and financial institutions. Shareholders participating in these programs may be charged fees by their broker-dealer or financial institution.

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Verification of Shareholder Transaction Statements. You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-Receipt of Purchase Wire/Insufficient Funds Policy. The Fund reserves the right to cancel a purchase if the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. The Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

EXCHANGING SHARES

Shares of any class of the Fund generally may be exchanged for shares of the same class of any other fund within the Trust managed by the Adviser (currently there are no other funds within the Trust managed by the Adviser). You may make exchanges only between identically registered accounts (name(s), address, and TIN).

If an exchange results in opening a new account, you are subject to the applicable minimum investment requirement. All exchanges also are subject to the eligibility requirements of the funds into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. A Fund may also discontinue or modify the exchange privilege on a prospective basis at any time upon notice to shareholders in accordance with applicable law. For federal income tax purposes, an exchange of Fund shares for shares of another Fund is treated as a sale on which gain or loss may be recognized.

If a shareholder no longer meets the eligibility requirements for the shareholder’s current share class, the Fund may, upon notice to the shareholder, convert the shareholder into a share class of the same Fund for which the shareholder is eligible.

Through Your Broker or other Financial Professional

Call your broker or other financial professional. Your broker or other financial professional can assist you in all the steps necessary to exchange shares. Your broker or financial professional may charge you for its services.

By Mail

Write a letter to request an exchange specifying the name of the fund from which you are exchanging, the registered account name(s) and address, the account number, the dollar amount or number of shares to be exchanged and the fund into which you are exchanging.

The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.

Mail your request to:

IDX Risk-Managed Bitcoin Strategy Fund

c/o M3Sixty Administration, LLC

4300 Shawnee Mission Parkway, Suite 100

Fairway, KS 66205

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By Telephone

If you have authorized this service, you may exchange by telephone by calling 833-549-2885.

If you make a telephone exchange request, you must furnish the name of the fund from which you are exchanging, the name and address of record of the registered owner, the account number and TIN, the dollar amount or number of shares to be exchanged, the fund into which you are exchanging, and the name of the person making the request.”

REDEEMING SHARES

Regular Mail Redemptions. Regular mail redemption requests should identify the name of the applicable Fund(s) and be addressed to:

IDX Risk-Managed Bitcoin Strategy Fund

c/o M3Sixty Administration, LLC

4300 Shawnee Mission Parkway, Suite 100

Fairway, KS 66205

Regular mail redemption requests should include the following:

(1) Your letter of instruction specifying the Fund, account number and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

(2) Any required signature guarantees (see “Medallion Signature Guarantees” below); and

(3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, pension or profit-sharing plans, and other entities.

Except as provided below, your redemption proceeds normally will be sent to you within seven days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 calendar days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

The Fund typically expects to meet redemption requests through cash holdings or cash equivalents and anticipates using these types of holdings on a regular basis. The Fund typically expects to pay redemption proceeds for shares redeemed within the following days after receipt by the Transfer Agent of a redemption request in proper form: (i) for payment by check, the Fund typically expects to mail the check within two business days; and (ii) for payment by wire or automated clearing house (“ACH”), the Fund typically expects to process the payment within two business days. Payment of redemption proceeds may take up to seven days as permitted under the 1940 Act. Under unusual circumstances as permitted by the SEC, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than seven days. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

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To the extent cash holdings or cash equivalents are not available to meet redemption requests, the Fund will meet redemption requests by either (i) rebalancing its overweight securities or (ii) selling portfolio assets. In addition, if the Fund determines that it would be detrimental to the best interest of the Fund’s remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

Telephone and Bank Wire Redemptions. Unless you specifically decline the telephone transaction privileges on your account application, you may redeem shares of the Fund by calling 833-549-2885. The Fund may rely upon confirmation of redemption requests transmitted via facsimile (Fax# 816-817-3267). The confirmation instructions must include the following:

(1)	Name of Fund;
(2)	Shareholder name(s) and account number;
(3)	Number of shares or dollar amount to be redeemed;
(4)	Instructions for transmittal of redemption funds to the shareholder; and
(5)	Shareholder(s) signature(s) as it/they appear(s) on the application then on file with the Fund.

You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum). The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the Fund’s custodian for wire redemptions. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will not be liable for any losses due to fraudulent or unauthorized instructions nor for following telephone instructions provided that the Fund follows reasonable procedures to ensure instructions are genuine.

Minimum Account Size. Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to liquidate a shareholder’s account if, as a result of redemptions or transfers (but not required IRA distributions), the account’s balance falls below the minimum initial investment required for your type of account (see “Minimum Initial Investment” above). The Fund will notify you if your account falls below the required minimum. If your account is not increased to the required level after a thirty (30) day cure period then the Fund may, at its discretion, liquidate the account.

Redemptions In Kind. The Fund typically expects to satisfy requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis, and if the Adviser believes it is in the best interest of the Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian to the extent such arrangements are in place with the custodian. These methods normally will be used during both regular and stressed market conditions. In addition to paying redemption proceeds in cash, the Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” While the Fund does not intend, under normal circumstances, to redeem their shares by payment in kind, it is possible that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net asset value at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at the Fund’s election.

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Medallion Signature Guarantees. To protect your account and the Fund from fraud, Medallion Signature Guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Medallion Signature Guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to an address or financial institution differing from the address or financial institution of record; and (iv) redemption requests in excess of $50,000. Medallion Signature Guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemption Fees. The Fund will redeem your shares at the net asset value next determined after your redemption request is received in proper form. There is no redemption fee charged by the Fund. However, if a shareholder uses the services of a broker-dealer for the redemption, there may be a charge by the broker-dealer to the shareholder for such services. The Fund reserves the right to impose or change redemption fees. If redemption fees are imposed in the future, the Fund reserves the right to waive such redemption fees.

Note: The Fund has the right to suspend or postpone redemptions of shares for any period (i) during which the NYSE or exchange is closed, other than customary weekend and holiday closings; (ii) during which trading on the NYSE or exchange is restricted; or (iii) during which (as determined by the SEC or other regulatory authority by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or as otherwise permitted by the SEC or other regulatory authority.

ADDITIONAL INFORMATION ABOUT PURCHASES AND REDEMPTIONS

Purchases and Redemptions through Securities Firms. The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate intermediaries to accept orders on behalf of the Fund. In addition, orders will be deemed to have been received by the Fund when an authorized broker, or broker-authorized designee, accepts the purchase order or receives the redemption order. Orders will be priced at the next calculation of the Fund’s net asset value after the authorized broker or broker-authorized designee receives the orders. Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent. The Fund is not responsible for ensuring that a broker carries out its obligations. You should look to the broker through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

Telephone Purchases by Securities Firms. Brokerage firms that are Financial Industry Regulatory Authority, Inc. (“FINRA”) members may telephone the Transfer Agent at 833-549-2885 and buy shares for investors who have investments in the Fund through the brokerage firm’s account with the Fund. By electing telephone purchase privileges, FINRA member firms, on behalf of themselves and their clients, agree that neither the Fund nor the Transfer Agent shall be liable for following telephone instructions reasonably believed to be genuine. To be sure telephone instructions are genuine, the Fund and their agents send written confirmations of transactions to the broker that initiated the telephone purchase. As a result of these and other policies, the FINRA member firms may bear the risk of any loss in the event of such a transaction. However, if the Transfer Agent fails to follow these established procedures, it may be liable. The Fund may modify or terminate these telephone privileges at any time.

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Disruptive Trading and Market Timing. The Fund is not intended for or suitable for market timers, and market timers are discouraged from becoming investors. The ability of new shareholders to establish an account, or for existing shareholders to add to their accounts is subject to modification or limitation if the Fund determines, in its sole opinion, that the shareholder or potential shareholder has engaged in frequent purchases or redemptions that may be indicative of market timing or otherwise disruptive trading (“Disruptive Trading”) which can have harmful effects for other shareholders. These risks and harmful effects include:

☐

an adverse effect on portfolio management, as determined by the Adviser in its sole discretion, such as causing the Fund to maintain a higher level of cash than would otherwise be the case, or causing the Fund to liquidate investments prematurely; and

☐	reducing returns to long-term shareholders through increased brokerage and administrative expenses.

You should note that, if the Fund invests in securities of foreign companies that are traded on U.S. exchanges, the Fund may be more susceptible to market timing than mutual funds investing primarily in U.S. companies.

In an effort to protect shareholders from Disruptive Trading, the Board of Trustees has approved certain market timing policies and procedures. Under these market timing policies and procedures, the Fund may monitor trading activity by shareholders and take specific steps to prevent Disruptive Trading. In general, the Fund considers frequent roundtrip transactions in a shareholder account to constitute Disruptive Trading. A “roundtrip transaction” is one where a shareholder buys and then sells, or sells and then buys, shares within 30 days. While there is no specific limit on roundtrip transactions, the Fund reserves the right to (i) refuse any purchase order; and/or (ii) restrict or terminate purchase privileges for shareholders or former shareholders, particularly in cases where the Fund determines that the shareholder or potential shareholder has engaged in more than one roundtrip transaction in the Fund within any rolling 30-day period.

In determining the frequency of roundtrip transactions, the Fund does not include purchases pursuant to dollar cost averaging or other similar programs, and the Fund will not count systematic withdrawals and/or automatic purchases, mandatory retirement distributions, and transactions initiated by a plan sponsor. The Fund will calculate roundtrip transactions at the shareholder level, and may contact a shareholder to request an explanation of any activity that the Fund suspects as Disruptive Trading.

Notwithstanding the foregoing, the Fund may also take action if a shareholder’s trading activity (evaluated based on roundtrip trading or otherwise) is deemed Disruptive Trading by the Fund, even if applicable shares are held longer than 30 days. In addition, the Fund may, without prior notice, take whatever action it deems appropriate to comply with or take advantage of any state or federal regulatory requirement. The Fund cannot guarantee that its policies and procedures regarding market timing will be effective in detecting and deterring all Disruptive Trading.

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OTHER IMPORTANT INFORMATION

Distributions, Dividends and Taxes

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute all or substantially all of its income and gains to its shareholders every year. Dividends paid by the Fund derived from net investment income, if any, will generally be paid annually and capital gain distributions, if any, will be made at least annually. Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional shares (or fractions thereof) of the Fund. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares.

A particular dividend distribution generally will be taxable as qualified dividend income, long-term capital gain or ordinary income. Qualified dividend income generally includes dividends paid by U.S. corporations and certain qualifying foreign corporations, provided the foreign corporation is not a passive foreign investment company. Any distribution resulting from such qualified dividend income received by the Fund will be designated as qualified dividend income. If the Fund designates a dividend distribution as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate provided certain holding period requirements are met. If the Fund designates a dividend distribution as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gain, regardless of how long the shareholders have held their Fund shares. Short-term capital gains may be realized and any distribution resulting from such gains will be considered ordinary income for federal tax purposes. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gain distributions will be taxable as ordinary income to shareholders.

Taxable distributions paid by the Fund to corporate shareholders will be taxed at corporate tax rates. Corporate shareholders may be entitled to a dividends received deduction (“DRD”) for a portion of the dividends paid and designated by the Fund as qualifying for the DRD.

If the Fund declares a dividend in October, November or December but pays it in January, it will be taxable to shareholders as if the dividend had been received in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year. Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for the Fund shares. An exchange of shares may be treated as a sale and may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 24%) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

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Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Fund has chosen Average Cost as its default tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax adviser with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

FINANCIAL HIGHLIGHTS

Because the Fund has not yet commenced investment operations, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

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PRIVACY NOTICE

FACTS	WHAT DOES IDX FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

☐    Social Security number

☐    Assets

☐    Retirement Assets

☐    Transaction History

☐    Checking Account Information

☐    Purchase History

☐    Account Balances

☐    Account Transactions

☐    Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons IDX Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does IDX Funds share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 833-549-2885

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Who we are
Who is providing this notice?	IDX Funds M3Sixty Administration, LLC (Transfer Agent) Matrix 360 Distributors, LLC (Distributor)
What we do
How does IDX Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does IDX Funds collect my personal information?

We collect your personal information, for example, when you

☐    Open an account

☐    Provide account information

☐    Give us your contact information

☐    Make deposits or withdrawals from your account

☐    Make a wire transfer

☐    Tell us where to send the money

☐    Tell us who receives the money

☐    Show your government-issued ID

☐    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

☐    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

☐    Affiliates from using your information to market to you

☐    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

☐    M3Sixty Administration, LLC and Matrix 360 Distributors, LLC could each be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ☐ IDX Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ☐ IDX Funds does not jointly market.

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FOR MORE INFORMATION

Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders, when issued. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund sends only one report to a household if more than one account has the same address. Contact the Transfer Agent if you do not want this policy to apply to you.

A SAI about the Fund has been filed with the SEC. The SAI (which is incorporated in its entirety by reference in this Prospectus) contains additional information about the Fund.

To request a free copy of the SAI, the Fund’s annual and semi-annual reports, and other information about the Fund, or to make inquiries about the Fund, write the Fund at IDX Risk-Managed Bitcoin Strategy Fund, c/o M3Sixty Administration, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205 or call the Fund at 833-549-2885. The SAI is also available on the Fund’s website at www.idx-funds.com.

Information about the Fund (including the SAI) can be reviewed and copied at the SEC’s public reference room in Washington, D.C. Information about the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number: 811-23089

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IDX Risk-Managed Bitcoin Strategy Fund

Investor Class Shares (Ticker Symbol: BTCDX)

Institutional Class Shares (Ticker Symbol: BTIDX)

series of

IDX Funds

4300 Shawnee Mission Parkway, Suite 100

Fairway, KS 66205

STATEMENT OF ADDITIONAL INFORMATION

November 11, 2021

IDX Risk-Managed Bitcoin Strategy Fund, managed by IDX Advisors LLC, is a series of IDX Funds (formerly, M3Sixty Funds Trust), an open-end management investment company registered with the Securities and Exchange Commission (“SEC”) as required by the Investment Company Act of 1940, as amended.

This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the Fund’s prospectus dated November 11, 2021, as the same may be amended from time to time. Copies of the Prospectus may be obtained, without charge, by calling the Fund at 833-549-2885 or writing to the Fund at the following address:

IDX Risk-Managed Bitcoin Strategy Fund

c/o M3Sixty Administration, LLC

4300 Shawnee Mission Parkway, Suite 100

Fairway, KS 66205

IDX RISK-MANAGED BITCOIN STRATEGY FUND

INVESTMENT OBJECTIVES, POLICIES AND RISKS

IDX Funds (the “Trust”) was organized on May 29, 2015, as a Delaware statutory trust. Before November 2, 2021, IDX Funds was known as M3Sixty Funds Trust. Prior to August 17, 2016, M3Sixty Funds Trust was known as M3Sixty Manager of Managers Trust. IDX Risk-Managed Bitcoin Strategy Fund (the “Fund’) is an open-end management investment company and separate series of the Trust. The Prospectus describes the Fund’s investment objectives and principal investment strategies, as well as the principal investment risks of the Fund.

The Fund’s investment adviser is IDX Advisors, LLC (the “Adviser”). The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified. The Fund is classified as non-diversified.

The Fund’s principal investment objectives and strategies are discussed in the Prospectus under such Fund’s “Summary” sections and under the heading “Investment Objectives, Strategies, Risks and Portfolio Holdings.” In order to achieve its investment objective, the Fund generally makes investments of the sort described in the Prospectus. The Fund may also invest in certain types of securities, or engage in certain investment activities, as generally discussed below. In addition, the Fund may be subject to additional risks in connection with its investments in such securities or as a result of the Fund’s investment strategies or activities. The following is not meant to be an exclusive list of all the securities and instruments in which the Fund may invest, the investment strategies or activities in which it may engage, or the risks associated with both. The Fund may invest in instruments and securities and engage in strategies or activities other than those listed below, and may be subject to risks that are not described here. The following descriptions and policies supplement these descriptions and also include descriptions of certain types of investments that may be made by the Fund but are not principal investment strategies of the Fund.

General Investment Risks. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund’s investment program will be successful. Investors should carefully review the descriptions of the Fund’s investments and their risks described in the Prospectus and this SAI.

Borrowing. Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. Furthermore, if the Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense.

Subject to the limitations described under “Investment Limitations” below, the Fund is permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. The Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The prospectus contains additional information regarding the Value Fund’s use of borrowing for investment purposes.

Exchange-Traded Funds and Other Similar Instruments. Shares of exchange-traded funds (“ETFs”) and other similar instruments may be purchased by the Fund. Generally, an ETF is an investment company that is registered under the 1940 Act that holds a portfolio of securities designed to track the performance of a particular index or index segment. Similar instruments, used by pools that are not investment companies, offer similar characteristics and may be designed to track the performance of an index or basket of securities of companies engaged in a particular market or sector. ETFs sell and redeem their shares at net asset value in large blocks (typically 50,000 of its shares) called “creation units.” Shares representing fractional interests in these creation units are listed for trading on national securities exchanges and can be purchased and sold in the secondary market in lots of any size at any time during the trading day.

Investments in ETFs and other similar instruments involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks including: (i) risks that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (ii) an ETF may not fully replicate the performance of its benchmark index because of temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (iii) an ETF may also be adversely affected by the performance of the specific index, market sector or group of industries on which it is based; and (iv) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value. The Market Neutral Fund may both purchase and effect short sales of shares of ETFs. These investments may be used for hedging purposes or to seek to increase total return (which is considered a speculative activity).

Because ETFs and pools that issue similar instruments incur various fees and expenses, the Fund’s investment in these instruments will involve certain indirect costs, as well as transaction costs, such as brokerage commissions. The Adviser will consider expenses associated with an investment in determining whether to invest in an ETF or other instrument. In the case of ETFs that are investment companies, they invest substantially all of their assets in securities of various securities indices or a particular segment of a securities index. Most ETFs are listed and traded on the NYSE Arca, Inc. (“Arca”). The market price of ETFs is expected to fluctuate in accordance with both changes in the asset values of their underlying indices and supply and demand of an ETF’s shares on the Arca. ETFs may trade at relatively modest discounts or premiums to net asset value. In general, most ETFs have a limited operating history and information may be lacking regarding the actual performance and trading liquidity of such shares for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the Arca necessary to maintain the listing of ETFs in which the Fund invests will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting the shares of ETFs held by the Fund should occur in the future, the liquidity and value of that Fund’s shares could also be adversely affected. If such disruptions were to occur, that Fund could be required to reconsider the use of ETFs as part of its investment strategy.

Limitations of the 1940 Act, which prohibit any Fund from acquiring more than 3% of the outstanding shares of another investment company, may restrict the Fund’s ability to purchase shares of certain ETFs.

Government Securities. The Fund may invest a portion of the portfolio in U.S. government securities, defined to be U.S. government obligations such as U.S. Treasury notes, U.S. Treasury bonds, and U.S. Treasury bills, obligations guaranteed by the U.S. government such as Government National Mortgage Association (“GNMA”) as well as obligations of U.S. government authorities, agencies and instrumentalities such as Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Housing Administration (“FHA”), Federal Farm Credit Bank (“FFCB”), Federal Home Loan Bank (“FHLB”), Student Loan Marketing Association (“SLMA”), and The Tennessee Valley Authority. U.S. government securities may be acquired subject to repurchase agreements. While obligations of some U.S. government sponsored entities are supported by the full faith and credit of the U.S. government (e.g. GNMA), several are supported by the right of the issuer to borrow from the U.S. government (e.g. FNMA, FHLMC), and still others are supported only by the credit of the issuer itself (e.g. SLMA, FFCB). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or instrumentalities in the future, other than as set forth above, since it is not obligated to do so by law. The guarantee of the U.S. government does not extend to the yield or value of the Fund’s shares.

Fixed Income Securities. The Fund may invest in fixed income securities. Fixed income securities generally pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate or other factor. Fixed income securities may include securities issued by U.S. federal, state, local, and non-U.S. governments and other agencies and instrumentalities, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, notes, bills, debentures, convertible securities, bank obligations, mortgage and other asset-backed securities, loan participations and assignments and commercial paper.

Because interest rates vary, it is impossible to predict the income of the Fund for any particular period. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer or group of issuers, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline. Prices of longer term securities generally increase or decrease more sharply than those of shorter term securities in response to interest rate changes, particularly if such securities were purchased at a discount. It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

Investment in a Subsidiary. The Fund intends to achieve commodity exposure through investment in a wholly-owned subsidiary of the Fund (the “Subsidiary”) organized under the laws of the Cayman Islands. The Fund’s investment in its Subsidiary is intended to provide the Fund with exposure to commodity and financial markets in accordance with applicable rules and regulations. The Subsidiary may invest in derivatives, including futures, forwards, options and other investments intended to serve as margin or collateral or otherwise support the Subsidiary’s derivatives positions. The Subsidiary is not registered under the 1940 Act, and will not have all of the protections offered to investors in RICs. The Board, however, has oversight responsibility for the investment activities of the Fund, including its investment in its Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary is organized, respectively, could result in the inability of the Fund and/or its Subsidiary to operate as described in this SAI and could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. See “Taxation” below for more information.

The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s Annual and Semi-Annual Reports.

Money Market Instruments. The Fund may invest in money market instruments including U.S. government obligations or corporate debt obligations (including those subject to repurchase agreements), provided that they are eligible for purchase by the Fund. Money market instruments also may include Banker’s Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes (“Master Notes”). Banker’s Acceptances are time drafts drawn on and “accepted” by a bank. When a bank “accepts” such a time draft, it assumes liability for its payment. When the Fund acquires a Banker’s Acceptance, the bank that “accepted” the time draft is liable for payment of interest and principal when due. The Banker’s Acceptance carries the full faith and credit of such bank. A Certificate of Deposit (“CD”) is an unsecured, interest bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower. Maturities of Commercial Paper generally range from 2 to 270 days and are usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody’s, S&P or Fitch, or if not rated, of equivalent quality in the Adviser’s opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund’s custodian bank, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.

Repurchase Agreements. The Fund may invest in repurchase agreements. A repurchase agreement is a short-term investment in which the purchaser acquires ownership of a U.S. government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser’s holding period. Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value.

Reverse Repurchase Agreements. The Fund may enter into “reverse” repurchase agreements to avoid selling securities during unfavorable market conditions to meet redemptions. Pursuant to a reverse repurchase agreement, the Fund will sell portfolio securities and agree to repurchase them from the buyer at a particular date and price. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund.

Illiquid Investments. The Fund may invest up to 15% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Trustees of the Trust (“Trustees”), the Adviser determines the liquidity of the Fund’s investments, and through reports from the Adviser, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund’s investments, the Adviser may consider various factors including (1) the frequency of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; (4) the nature of the security (including any demand or tender features); and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund’s rights and obligations relating to the investment). If through a change in values, net assets, or other circumstances, the Fund was in a position where more than 15% of its net assets were invested in illiquid securities, the Fund may take appropriate steps to protect the Fund’s liquidity as deemed necessary or advisable by the Fund. The Fund, through the Fair Value Committee, values illiquid securities using its fair value procedures (described below) but there can be no assurance that (i) the Fund will determine fair value for a private investment accurately; (ii) that the Fund will be able to sell private securities for the fair value determined by the Fund; or (iii) that the Fund will be able to sell such securities at all. Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Temporary Defensive Positions. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

INVESTMENT RESTRICTIONS

Fundamental Restrictions. The following is a description of fundamental policies of the Fund that may not be changed without the vote of a majority of the Fund’s outstanding voting securities. Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50% of the outstanding voting securities of such company, whichever is less. The other restrictions set forth below, as well as the Fund’s investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI and not designated as fundamental, are not fundamental policies and may be changed by the Board. The percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security. For purposes of the fundamental and non-fundamental restrictions set forth below, “total assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund may not:

(1)  Invest of more than 25% of its total assets at the time of purchase in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding obligations issued or guaranteed by the U.S. Government or any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions), except that the Fund may invest more than 25% of its total assets in investments that provide exposure to bitcoin or bitcoin futures contracts;

(2)   Borrow money, except to the extent permitted under the 1940 Act (see “Borrowing” above);

(3)  Make loans, except that the Fund may purchase or hold debt instruments in accordance with their investment objectives and policies; provided however, this restriction does not apply to repurchase agreements or loans of portfolio securities;

(4)  Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(5)   Purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests therein;

(6) Purchase or sell physical commodities, except that the Fund may purchase and financial transactions not requiring the delivery of physical commodities, including but not limited to, purchasing or selling commodity exchange-traded funds or exchange-traded notes; and

(7) Issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Restrictions (2) and (7) above shall be interpreted based upon no-action letters and other pronouncements of the staff of the Securities and Exchange Commission (“SEC”). Under current pronouncements, certain Fund positions may be excluded from the definition of “senior security” so long as the Fund maintains adequate cover, segregation of assets or otherwise. See “Borrowing” above.

For the purposes of restriction (1) above, industry classifications are determined for the Fund in accordance with the industry or sub-industry classifications established by the Global Industry Classification Standard (GICS). The Fund may use other classification titles, standards and systems from time to time, as it determines to be in the best interests of shareholders. These classifications are not fundamental policies of the Fund. The Fund may use other classification titles, standards and systems from time to time. The Fund will invest in underlying funds or ETFs that may concentrate their assets in one or more industries. The Fund will consider the investments of the underlying funds and ETFs in which it invests in determining compliance with this fundamental restriction.

In addition, it is contrary to the Fund’s present policies, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s total assets (based on then-current value) would then be invested in such securities. For purposes of this restriction, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper that the Adviser has determined to be liquid under procedures approved by the Board.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

Subject to the general supervision of the Trustees, the Adviser is responsible for, making decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund. The Adviser shall manage the Fund’s portfolio in accordance with the terms of the Investment Advisory Agreement by and between the Adviser and the Fund (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser selects the securities and manages the investments for the Fund and also selects broker-dealers to execute portfolio transactions, all subject to the oversight of the Board of Trustees. The Advisory Agreement is described in detail under “Management and Administration”. The Adviser serves as investment adviser for a number of client accounts, including the Fund. Investment decisions for the Fund will be made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Adviser.

Brokerage Selection.  In selecting brokers to be used in portfolio transactions, the Adviser’s general guiding principal is to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, the Adviser considers a number of judgmental factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Adviser’s past experience with similar trades and other factors that may be unique to a particular order. Recognizing the value of these judgmental factors, the Adviser may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade. The Adviser may not consider sales of shares of the Fund as a factor in selecting brokers to execute portfolio transactions. The Adviser may, however, place portfolio transactions with brokers that promote or sell the Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on the broker’s sales efforts.

Under Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), and as provided in the Advisory Agreement, the Adviser is authorized to cause the Fund to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. The research received may include, without limitation:  information  on the  United  States  and  other  world  economies;  information  on  specific industries, groups of securities, individual companies, political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Adviser to determine and track investment results; and trading systems that allow the Adviser to interface electronically with brokerage firms, custodians and other providers. Where a product or service has a mixed use among research, brokerage and other purposes, the Adviser will make a reasonable allocation according to the uses and will pay for the non-research and non-brokerage functions in cash using its own funds.

The research and investment information services described above make available to the Adviser for its analysis and consideration the views and information of individuals and research staffs of other securities firms. These services may be useful to the Adviser in connection with advisory clients other than the Fund and not all such services may be useful to the Adviser in connection with the Fund.  Although such information may be a useful supplement to the Adviser’s own investment information in rendering services to the Fund, the value of such research and services is not expected to reduce materially the expenses of the Adviser in the performance of its services under the Advisory Agreement and will not reduce the management fees payable to the Adviser by the Fund.

The Fund may invest in securities traded in the over-the-counter market. Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. The Fund, where possible, deals directly with the dealers who make a market in the securities involved except in those circumstances where better prices and/or execution are available elsewhere. When a transaction involves exchange listed securities, the Adviser considers the advisability of effecting the transaction with a broker which is not a member of the securities exchange on which the security to be purchased is listed or effecting the transaction in the institutional market.

Aggregated Trades.  While investment decisions for the Fund are made independently of the Adviser’s other client accounts, the Adviser’s other client accounts may invest in the same securities as the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

Portfolio Turnover. The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives. Given the tactical nature of the Fund, portfolio turnover is expected to exceed 100%.

PORTFOLIO HOLDINGS DISCLOSURE

The Board of Trustees of the Trust has adopted policies to govern the circumstances under which disclosure regarding securities held by the Fund and disclosure of purchases and sales of such securities may be made to shareholders of the Trust or other persons. These policies include the following:

●	Public disclosure regarding the securities held by the Fund (“Portfolio Securities”) on a given day will not be made until the close of the next business day at least 24 hours after such day.

●

Public disclosure regarding the Fund’s Portfolio Securities is made quarterly through the Fund’s Form N-Q and Semi-Annual and Annual Reports (“Official Reports”). Other than the Official Reports, shareholders and other persons generally may not be provided with information regarding Portfolio Securities held, purchased or sold by the Fund.

●

Information regarding Portfolio Securities, and other information regarding the investment activities of the Portfolios, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Trust or the Fund, but only if such disclosure has been publicly disclosed or approved in writing by the Chief Compliance Officer of the Trust (the “CCO”). The CCO will not approve arrangements prior to public disclosure unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in Fund shares.

●

The Trust’s policy relating to disclosure of the Trust’s holdings of Portfolio Securities does not prohibit: (i) disclosure of information to the Trust’s investment adviser or to other Trust service providers, including but not limited to the Third Parties listed below or to brokers and dealers through which the Trust purchases and sells Portfolio Securities; and (ii) disclosure of holdings of or transactions in Portfolio Securities by the Fund that is made on the same basis to all Fund shareholders. This information is disclosed to third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships), and (iv) understandings or expectations between the parties that the information will be kept confidential.

●

The CCO is required to approve any arrangements other than disclosure to service providers under which information relating to Portfolio Securities held by the Fund, or purchased or sold by the Fund is disclosed to a shareholder or other person before disclosure in the Official Reports. In making such a determination, the CCO may consider, among other things, the information to be disclosed, the timing of the disclosure, the intended use of the information, whether the arrangement is reasonably necessary to aid in conducting the ongoing business of the Fund, and whether the arrangement will adversely affect the Trust, the Fund or its shareholders. The CCO will not approve such arrangements unless persons receiving the information provide assurances that the information will not be used for inappropriate trading in Fund shares.

●	The CCO shall inform the Board of Trustees of any special portfolio holdings disclosure arrangements that are approved by the CCO, and the rationale supporting approval.

●

Neither the Trust’s investment adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of the investment adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Fund.

“Third Parties” or a “Third Party” means a person other than a Service Provider, an employee of a Service Provider, a Trustee of the Trust, or an officer of the Fund.

“Service Providers” or a “Service Provider” includes, but is not limited to, the investment adviser, administrator, custodian, transfer agent, fund accountant, principal underwriter, software or technology service providers, pricing and proxy voting service providers, research and trading service providers, auditors, accountants, and legal counsel, or any other entity that has a need to know such information in order to fulfill their contractual obligations to provide services to the Fund.

In order to protect the Fund from any trading practices or other use by a Third Party that could harm the Fund, Portfolio Holdings’ and other Fund-specific information must not be selectively released or disclosed except under the circumstances described below.

The Board will periodically review the list of entities that have received, other than through public channels, Portfolio Holdings data, to ensure that the disclosure of the information was in the best interest of shareholders, identify any potential for conflicts of interest and evaluate the effectiveness of its current portfolio holding policy.

The identity of such entities is provided below:

Name of Recipient	Frequency of Holdings Disclosure	Information Lag	Date of Information	Date Provided to Recipients
IDX Advisors, LLC (Adviser)	Daily	None	Daily	Daily
Gryphon Fund Group, LLC (Administrator)	Daily	None	Daily	Daily
U.S. Bank, N.A. (Custodian)	Daily	None	Daily	Daily
Cohen & Company, Ltd. (Independent Registered Public Accounting Firm)	As needed	None	As needed	As needed
Strauss Troy Co., LPA (Trust Counsel and Independent Trustee Counsel)	As needed	None	As needed	As needed
Broadridge (Proxy Voting Agent)	Daily	None	As needed	As needed
Factset	Daily	None	Daily	Daily
Advent	Daily	None	Daily	Daily
Matrix 360 Distributors, LLC	Daily	None	Daily	Daily

DESCRIPTION OF THE TRUST

The Trust, which is a statutory trust organized under Delaware law on May 29, 2015 is an open-end management investment company. The Trust’s Declaration of Trust (“Trust Instrument”) authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Fund offers Investor Class shares and Institutional Class shares. The number of shares in the Trust shall be unlimited. The Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date. When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable and shall have no preemptive or conversion rights.

In the event of a liquidation or dissolution of the Trust or individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held. Shares have non-cumulative voting rights, which mean that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees. Rights of shareholders cannot be modified by less than a majority vote.

The Trustees will hold office indefinitely, except that: (1) any Trustee may resign or retire and (2) any Trustee may be removed: (a) any time by action of a majority of the Trustees at a duly constituted meeting; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act.

The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee’s bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

The Trust will not hold an annual shareholders’ meeting unless required by law. There will normally be no annual meeting of shareholders in any year in which the election of Trustees by shareholders is not required by the 1940 Act. As set forth in the Trust’s By-Laws, shareholders of the Trust have the right, under certain conditions, to call a special meeting of shareholders, including a meeting to consider removing a Trustee.

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers. Following are the Trustees and Officers of the Trust, their year of birth and address, their present position with the Trust, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Parkway, Suite 100, Fairway, KS 66205.

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Kelley J. Brennan – 1942	Trustee	Since 2015	Retired; Partner, PricewaterhouseCoopers LLP (an accounting firm) (1981-2002).	2	None
Steven D. Poppen – 1968	Trustee	Since 2015	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1999 to present).	2	360 Funds Trust (6 portfolios) (2018- present)
Tobias Caldwell – 1967	Trustee	Since 2016	Managing Member, Genovese Family Enterprises, LLC (family office) (1999-present); Managing Member, PTL Real Estate LLC (real estate/investment firm) (2000-9/2019); Manager Member, Bear Properties, LLC (real estate firm) (2006-present).	2

AlphaCentric Prime Meridian Income Fund (2018- present); Strategy Shares (2016– present) (3 funds); Mutual Fund & Variable Insurance Trust (2010–present) (13 funds); Mutual Fund Series Trust, comprised of 40 funds (2006–present)

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Interested Trustee*
Randall K. Linscott - 1971	Trustee President	Since 2015 2015 - 2021	Chief Executive Officer, M3Sixty Administration, LLC (2013-present).	2	360 Funds Trust (6 portfolios) (since 2013)
Officers
Christopher MacLaren - 1978	President	Since 2021

Managing Member of Gryphon Fund Group, LLC (2021 – Present); Managing Director of Fund Administration and Accounting, Winbridge Partners, LLC (2018 - 2021); Member and Director of Fund Accounting and Fund Administration, FSM Capital Management, LLC (2016 – 2018).

				N/A	N/A

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Matthew Swendiman - 1973	Chief Compliance Officer	Since 2021

Director of Key Bridge Compliance, LLC and its predecessor firm since 2018; President and CEO of JCM Financial Services Consulting, LLC since 2018; Of Counsel, Graydon Head & Ritchey LLP from 2012 to 2018.

				N/A	Chairman of F/m Investments, LLC since 2019; Chairman of F/m Acceleration, LLC since 2019; Chairman of Oakhurst Capital Advisors since 2020.
Gordon M. Jones - 1988	Treasurer	Since 2021	Member of Gryphon Fund Group, LLC (2021-Present); Director of Fund Administration and Tax, Winbridge Partners, LLC (2020-2021); Senior Tax Manager, Cohen & Company, Ltd (2010-2020).	N/A	N/A
Stephen R. Roberts - 1953	Anti-Money Laundering (“AML”) Officer	Since 2021	CCO of M3Sixty Distributors, LLC (since 2017)	N/A	N/A
Bo J. Howell - 1981	Secretary Assistant Secretary	Since 2021 2020- 2021	Partner, Strauss Troy Co., LPA (2020 – present); CEO of Joot (2018-present); Partner, Practus LLP (2018-2020); Director of Fund Administration, Ultimus Fund Solutions, LLC (2014-2018)	N/A	CCO Technology, LLC (d/b/a Joot) (since 2020)

*	The Interested Trustee is an Interested Trustee because he is an officer and Chief Executive Officer of the Transfer Agent.

Board Structure. The Trust’s Board of Trustees includes three independent Trustees and one interested Trustee, Mr. Linscott. Mr. Linscott serves as the Chairman of the Board. The Trustees have determined that the Trust’s current leadership structure is appropriate, as it allows Trust management to communicate with each independent Trustee as and when needed, and permits each independent Trustee to be involved in each committee of the Board (each a “Committee”) as well as each Board function. With respect to risk oversight, the Board holds quarterly meetings each year to consider and address matters involving the Trust and the Fund. During these meetings, the Board receives reports from the Fund’s administrator, transfer agent and distributor, and Trust management, including the Trust’s President, Mr. MacLaren, and the Trust’s Chief Compliance Officer, Mr. Swendiman, on regular quarterly items and, where appropriate and as needed, on specific issues. As part of its oversight function, the Board also may hold special meetings or communicate directly with the Trust’s officers to address matters arising between regular meetings. The Board has established a committee structure that includes an Audit Committee (discussed in more detail below). The Audit Committee is comprised entirely of independent Trustees.

Qualification of Trustees. The Board has considered each Trustee’s experience, qualifications, attributes and skills in light of the Board’s function and the Trust’s business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board. In this regard, the Board has considered the following specific experience, qualifications, attributes and/or skills for each Trustee:

Kelley J. Brennan

Mr. Brennan brings years of financial and accounting expertise having worked for PricewaterhouseCoopers LLP, an international accounting firm, for over 30 years including over 20 years providing audit and other related services to investment companies. He also has prior investment company board experience serving as a trustee of the PNC Funds for five years.

Steven D. Poppen

Mr. Poppen is currently the Executive Vice President and Chief Financial Officer for the Minnesota Vikings professional football team. In his role, Mr. Poppen is responsible for all financial aspects of the team, including business planning, budgeting, day-to-day financial and administrative operations, human resources, facilities, and U.S. Bank Stadium project financing. Prior to joining the Vikings’ organization, Mr. Poppen was a Certified Public Accountant in the business assurance group of PricewaterhouseCoopers LLP. Mr. Poppen currently is a member of the Twin Cities Habitat for Humanity board of directors and previously held board of director positions with a number of nonprofit organizations.

Tobias Caldwell

Mr. Caldwell is the manager of a real estate investment firm. Mr. Caldwell has served on the board of a mutual fund complex for over ten years, including as chair of the audit committee for many years. Mr. Caldwell’s experience in the real estate and investment industries provide the Board with an additional perspective and understanding of the Fund’s investment strategies.

Randall K. Linscott

Mr. Linscott has over 20 years’ experience with a wide range of financial services companies, including service at PricewaterhouseCoopers LLP, an international public accounting firm, as well as Boston Financial Data Services, a transfer agency, prior to his role at M3Sixty Administration, LLC and with the Trust.

The Board has determined that each of the Trustees’ careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board’s functions and oversight of the Trust. References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Trustee Standing Committees. The Trustees have established the following standing committees:

Audit Committee: All of the Independent Trustees are members of the Audit Committee. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund’s financial statements, and interacts with the Fund’s independent registered public accountants on behalf of all the Trustees. The Audit Committee also serves as the Trust’s qualified legal compliance committee. The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary. The Audit Committee has not met with respect to the Fund as of the date of this SAI.

Nominating and Corporate Governance Committee: All of the Independent Trustees are members of the Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee’s purposes, duties and powers are set forth in its written charter included as Appendix B. This charter also describes the process by which shareholders of the Trust may make nominations. The Nominating and Corporate Governance Committee has not met with respect to the Fund as of the date of this SAI.

Proxy Voting Committee: All of the Independent Trustees are members of the Proxy Voting Committee. The Proxy Voting Committee will determine how the Fund should cast its votes, if called upon by the Board or the Adviser, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund’s shareholders, on the one hand, and those of the Fund’s Adviser, principal underwriter or an affiliated person of the Fund, its investment adviser, or principal underwriter, on the other hand. The Proxy Voting Committee will also review the Trust’s Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee meets only as necessary and did not meet with respect to the Fund as of the date of this SAI.

Fair Value Committee. In addition to the foregoing Committees established by the Board, the Trust has also established a Fair Value Committee. A representative of the adviser/sub-adviser (as applicable) and Messrs. Brennan, Caldwell, Poppen, Jones and Swendiman are members of the Fair Value Committee. Mr. Swendiman (or his designee) serves in an advisory role and is a non-voting member of the Fair Value Committee. The Fair Value Committee oversees the valuation of restricted securities and any other security that may be purchased for the Trust’s portfolio for which a readily available market quotation is not available and implements guidelines and instructions adopted by the Board regarding the valuation of restricted securities held by the Fund focusing on such important factors, among others, as valuation, liquidity and availability of relevant information. The Fair Value Committee reviews relevant market conditions for any restricted security held by the Fund on a daily basis to determine the appropriate value for such restricted security. The Fair Value Committee did not meet with respect to the Fund as of the date of this SAI.

Trustees’ Ownership of Fund Shares. The table below shows for each Trustee the amount of Fund equity securities beneficially owned by each Trustee and the aggregate value of all investments in equity securities of the Fund complex, as of a valuation date of September 30, 2021 and stated as one of the following ranges:  A = None; B = $1-$10,000; C = 10,001-$50,000; D = $50,001-100,000; and E = over $100,000.

Name of Director	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Independent Trustees
Kelley J. Brennan	A	A
Steven D. Poppen	A	A
Tobias Caldwell	A	A
Interested Trustee
Randall K. Linscott	A	A

Compensation. Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust. Before December 1, 2021, each Trustee who is not an “interested person” received a fee of $5,000 each year, plus a fee of $1,500 per Fund each year, and $200 per Fund per Board or committee meeting attended. Beginning December 1, 2021, each Trustee who is not an “interested person” received a fee of $12,000 each year, plus a fee of $1,000 per Fund per Board meeting and $1,000 per committee meeting attended, and $250 for each special telephonic meeting. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee	Aggregate Compensation From the Fund*	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees**
Independent Trustees
Kelley J. Brennan	$0	N/A	N/A	$11,117
Steven D. Poppen	$0	N/A	N/A	$11,117
Tobias Caldwell	$0	N/A	N/A	$11,117
Interested Trustee
Randall K. Linscott	None	None	None	None
*	The Fund had not commenced operations as of the date of this SAI.
**	Figures are for the year ended June 30, 2021. Compensation paid includes amounts paid on behalf of funds which were reorganized out of the Trust prior to the date of this SAI.

Control Persons and Principal Holders of Securities. As of the date of this SAI, the Trustees and officers of the Trust as a group owned beneficially (i.e., directly or indirectly had voting and/or investment power) less than 1% of the then outstanding shares of the Fund.

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the respective Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the investment advisory agreement. As of the date of this SAI the Fund had not yet commenced operations.

EXPENSES

The Fund’s expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not trustees, officers or employees of the Fund’s service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. The Fund also pay for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

MANAGEMENT AND ADMINISTRATION

Investment Adviser. IDX Advisors, LLC (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser commenced business operations in April 2019 and is registered with the SEC as an investment adviser. As of June 30, 2021, the Adviser had approximately $504 million in assets under advisement. The Adviser’s principal address is 2201 E. Camelback Road, Suite 605, Phoenix, AZ 85016. The Adviser is a wholly-owned subsidiary of IDX Global, LLC.

The Adviser supervises the Fund’s investments pursuant to an investment advisory agreement with the Trust with respect to the Fund. Under the investment advisory agreement with respect to the Fund, the Adviser receives a fee from the Fund calculated at the annual rate of 1.99% of the average daily net assets of the Fund.

The investment advisory agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the investment advisory agreements or interested persons of any such party.

Subject to the investment advisory agreement between the Trust and the Adviser with respect to the Fund, the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage, taxes, litigation expenses, fees and expenses of non-interested Trustees and extraordinary expenses.

The Adviser manages the operations of the Fund and manages, or directs the management of, the Fund’s investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees.

Under the Fund’s investment advisory agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such investment advisory agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties; or from its reckless disregard of its duties and obligations under the investment advisory agreements.

The Trust and the Adviser with respect to the Fund have also entered an expense limitation agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 2.49% for the Fund through at least November 30, 2023. As a result, the Fund’s “Total Annual Fund Operating Expenses” (exclusive of the items noted above with respect to the Fund’s expense limitation agreement) will be limited as indicated in the Prospectus. It is expected that these contractual expense limitation agreements will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund for a period of three years after such fee waiver or expense reimbursements were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Before November 30, 2023, this agreement may not be modified or terminated without the approval of the Board of Trustees (the “Board”). This agreement will terminate automatically if the Fund’s investment advisory agreement (the “Advisory Agreement”) with the Adviser is terminated.

In addition to the management fee described above, the Adviser may also receive certain benefits from its management of the Fund in the form of brokerage or research services received from brokers under arrangements under Section 28(e) of the 1934 Act and the terms of the Fund’s investment advisory agreements. For a description of these potential benefits, see the description under “Portfolio Transactions And Brokerage Allocation -- Brokerage Selection.”

Portfolio Manager. The portfolio manager is responsible for the day-to-day management of the Fund and is compensated with a base salary, plus a discretionary bonus. The bonus is determined by the business unit’s revenue and profitability as well as the individual’s contribution to the business unit. The bonus is discretionary and is not based specifically on portfolio performance.

As of September 30, 2021, the portfolio manager was responsible for managing the following types of accounts (other than the Fund):

Portfolio Manager	Type of Accounts	Total Number of Other Accounts Managed	Total Assets of Other Accounts Managed	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets of Accounts Managed with Advisory Fee Based on Performance
Ben McMillan	Registered Investment Companies	1	$60,784,195	0	$0
	Other Pooled Investment Vehicles	2	$8,170,684	0	$0
	Other Accounts	0	$0	0	$0

Ownership of Securities. The table below shows the amount of Fund equity securities beneficially owned by each portfolio manager as of September 30, 2021 stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
Ben McMillan	A

Conflicts of Interest. As described above, the portfolio managers provide investment advisory and other services to clients other than the Fund. In addition, the portfolio managers may carry on investment activities for their own account(s) and/or the accounts of family members. Except as described above, none of the portfolio managers beneficially own any equity securities of the Fund. The Fund has no interest in these activities. As a result of the foregoing, the portfolio managers are engaged in substantial activities other than on behalf of the Fund, and may have differing economic interests in respect of such activities and may have conflicts of interest in allocating investment opportunities.

There may be circumstances under which the portfolio managers will cause one or more other accounts to commit a larger percentage of their assets to an investment opportunity than the percentage of the Fund’s assets that the portfolio manager commits to such investment. There also may be circumstances under which the portfolio managers purchase or sell an investment for the other accounts and do not purchase or sell the same investment for the Fund, or purchase or sell an investment for the Fund and do not purchase or sell the same investment for the other accounts. It is generally the Adviser’s policy that investment decisions for all accounts that a portfolio manager manages be made based on a consideration of their respective investment objectives and policies, and other needs and requirements affecting the accounts and that investment transactions and opportunities be fairly allocated among the Fund and other accounts. For example, the Adviser has written policies and procedures with respect to allocation of block trades and/or investment opportunities among the Fund and other clients of the Adviser. When feasible, the portfolio managers will group or block various orders to more efficiently execute orders and receive reduced commissions in order to benefit the Fund and the Adviser’s other client accounts.

Administrator. Gryphon Fund Group, LLC (the “Administrator”), with principal offices at 23240 Chagrin Blvd, Suite 600, Beachwood, OH 44122, provides accounting and administrative services for the Trust pursuant to an Administration Agreement. Under the Administration Agreement, the Administrator is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; and (g) coordination of Board and shareholder meetings.

Transfer Agent. M3Sixty Administration, LLC (the “Transfer Agent”), with principal offices at 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205, provides transfer agency, dividend disbursing agency, and shareholder servicing agency services for the Trust pursuant to an Investment Company Services Agreement (the “Services Agreement”). Under the Services Agreement, the Transfer Agent is responsible for a wide variety of functions, including but not limited to: (a) communications with shareholders; and (b) maintaining shareholder account records.

Distributor. Shares of the Fund are offered on a continuous basis through Matrix 360 Distributors, LLC (the “Distributor”), located at 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205, as distributor pursuant to a distribution agreement between the Distributor and the Fund. The Distributor is not obligated to sell any specific amount of Fund shares.

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 of the 1940 Act (see “Administration – Distribution of Shares” in the Prospectus and “Purchases, Redemptions and Special Shareholder Services – Additional Information” below). As required by Rule 12b-1, the Plan (together with the Distribution Agreement) was approved by the Trustees and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan and the Distribution Agreement. The Plan provides that the Trust’s Treasurer shall provide to the Trustees, at least quarterly, a written report of the amounts expended pursuant to the Plan and the purposes of such expenditures. The continuation of the Plan must be considered by the Trustees annually.

Potential benefits of the Plan to the Fund include improved shareholder services and savings to the Fund in certain operating expenses. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently investment objectives and to realize economies of scale.

Under the Plan, the Fund may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of Fund shares, or for other expenses associated with distributing Fund shares. The Fund may expend up to 0.25% for Investor Class shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. Under ordinary circumstances, the Fund expects sales of Fund shares to involve a payment to broker-dealers; however, certain sales of Fund shares (e.g., sales to: (1) to current and retired officers and Trustees of the Trust; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of the Adviser; to officers and employees of M3Sixty and the Distributor; to persons associated with law firms, consulting firms and others providing services to the Trust; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts; or (2) to investors purchasing amounts of Investor Class shares greater than $3 million) may be made with or without remitting compensation to any broker-dealer.

Custodian. U.S. Bank, NA serves as custodian for the Fund’s assets. The Custodian acts as the depository for the Fund, safekeeps their portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund’s request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Fund an annual fee based on the average net assets of the Fund held by the Custodian plus additional out-of-pocket and transaction expenses incurred by the Fund.

Independent Registered Public Accounting Firm. The Trustees have selected the firm of Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115, to serve as independent registered public accountants for the Fund for its first fiscal year and to audit the annual financial statements of the Fund, prepare the Fund’s tax returns, including but not limited to the Fund’s federal, state and excise taxes, and consult with the Fund on matters of accounting and federal and state income taxation.

Independent registered public accountants will audit the financial statements of the Fund at least once each year. Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account. A copy of the most recent Annual Report will accompany the SAI whenever a shareholder or a prospective investor requests it.

Legal Counsel. Strauss Troy Co., LPA, 150 E. 4th Street, Fourth Floor, Cincinnati, OH 45202 serves as legal counsel to the Trust and the independent Trustees.

CODE OF ETHICS

The Trust, the Adviser, and the Distributor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust, the Adviser, and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Each code permits the applicable entity’s employees and officers to invest in securities, subject to certain restrictions and pre-approval requirements. In addition, the Trust’s, Distributor’s and Adviser’s codes require that portfolio managers and other investment personnel of the Adviser report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics.

PROXY VOTING POLICIES

The Trust has adopted a proxy voting and disclosure policy that delegates to the Adviser the authority to vote proxies for the Fund, subject to oversight of the Trustees. Copies of the Trust’s Proxy Voting Policies and Procedures and the Adviser’s Proxy Voting Policy are included as Appendix A to this SAI.

Each year the Fund is required to file Form N-PX stating how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, within 60 days after the end of such period. Information regarding how the Fund voted proxies as set forth in its most recent filing of Form N-PX will be available (1) without charge, upon request, by calling the Fund at 833-549-2885; and (2) on the SEC’s website at http://www.sec.gov.

PURCHASES, REDEMPTIONS AND SPECIAL SHAREHOLDER SERVICES

Purchases. Reference is made to “Purchasing Shares” in the Prospectus for more information concerning how to purchase shares. Specifically, potential investors should refer to the Prospectus for information regarding purchasing shares by mail or bank wire, and for information regarding telephone orders. Potential investors should also refer to the Prospectus for information regarding the Fund’s Institutional shares, and their respective fees and expenses. The Prospectus also describes the Fund’s automatic investment plan and certain rights reserved by the Fund with respect to orders for Fund shares. The following information supplements the information regarding share purchases in the Prospectus:

Pricing of Orders. Shares of the Fund will be offered and sold on a continuous basis. The purchase price of shares of the Fund is based on the net asset value next determined after the order is received, subject to the order being accepted by the Fund in good form. Net asset value is normally determined at 4:00 p.m. Eastern time, as described under “Net Asset Value” below.

Regular Accounts. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor’s registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Adviser may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in “Investing in the Fund – Pricing of Shares” in the Prospectus.

Share Certificates. The Fund normally does not issue stock certificates. Evidence of ownership of shares is provided through entry in the Fund’s share registry. Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.

Redemptions. Reference is made to “Redeeming Shares” in the Prospectus for more information concerning how to redeem shares. Specifically, investors wishing to redeem shares in the Fund should refer to the Prospectus for information regarding redeeming shares by mail, telephone/fax or bank wire. The Prospectus also describes the Fund’s policy regarding accounts that fall below the Fund’s required minimums, redemptions in kind, signature guarantees and other information about the Fund’s redemption policies. The following information supplements the information regarding share redemptions in the Prospectus:

Suspension of Redemption Privileges and Postponement of Payment. The Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed for other than customary weekend and holiday closings, or that trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions. Any redemption may be more or less than the shareholder’s cost depending on the market value of the securities held by the Fund. No charge is made by the Fund for redemptions other than the redemptions of shares held for less than 90 days and possible charge for wiring redemption proceeds.

Involuntary Redemptions. In addition to the situations described in the Prospectus under “Redeeming Shares,” the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.

Additional Information. Following is additional information regarding certain services and features related to purchases, redemptions and distribution of Fund shares. Investors who have questions about any of this information should call the Fund at 833-549-2885.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at IDX Risk-Managed Bitcoin Strategy Fund, c/o M3Sixty Administration, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading “Redeeming Shares - Signature Guarantees”); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

Mailing Shareholder Communications. Accounts having the same mailing address may consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy) and other Fund literature.

Dealers. The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Fund. Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Fund, and/or other dealer-sponsored special events, to the extent permitted under applicable law and the rules and regulations of the FINRA. None of the aforementioned compensation is paid directly by the Fund or its shareholders although the Distributor may use a portion of the payment it receives under the Distribution Plan to pay these expenses.

Additional Information About Redemptions. The right to redeem shares of the Fund can be suspended and the payment of the redemption price deferred when the NYSE is closed (other than for customary weekend and holiday closings), during periods when trading on the NYSE is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for the Fund to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the relatively high cost of maintaining small accounts, the Fund reserves the right to liquidate a shareholder’s account if, because of redemptions or transfers (but not required IRA distributions), the account’s balance falls below the minimum initial investment required for your type of account (see “Minimum Initial Investment” in the Prospectus). Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No redemption fee will be imposed with respect to such involuntary redemptions.

The Fund does not intend, under normal circumstances, to redeem shares by payment in kind. It is possible, however, that conditions may arise in the future that would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold.

NET ASSET VALUE

The net asset value and net asset value per share of the Fund normally is determined at the time regular trading closes on the NYSE (currently 4:00 p.m., New York time, Monday through Friday), except on business holidays when the NYSE is closed. The NYSE recognizes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the net asset value of shares of the Fund will not be calculated.

In computing the Fund’s net asset value, all liabilities incurred or accrued are deducted from its total assets. The resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result is the net asset value per share of the Fund.

The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees. Values are determined according to accepted accounting practices and all laws and regulations that apply. Using methods approved by the Trustees, the assets of the Fund are valued as follows:

●

Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded by the Fund.

●

Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date is valued at the mean price.

●	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.

●	Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.

●

Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

●	Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair value of such securities.

Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities of the Fund and the allocable portion of any general assets are conclusive. As described in the Prospectus, the Adviser is responsible for notifying the Trustees or the Trust’s Fair Value Committee when it believes that fair value pricing is required for a particular security. The Trust has adopted Fair Value Pricing procedures and instructions that apply to investments by the Fund in restricted securities and warrants (“Restricted Securities”). A description of these procedures and instructions is included in the Prospectus and is incorporated herein by reference. As explained in the Prospectus, because the Fund’s fair valuing of Restricted Securities is a determination of the amount that the owner might reasonably expect to receive for them upon their current sale, the Fund is subject to the risk that the Fund’s fair valued prices are not accurate, and that the fair value price is not reflective of the value the Fund will receive upon a sale of the security.

ADDITIONAL TAX DISCLOSURE

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Fund and its shareholders.  The discussion reflects applicable federal income tax laws of the United States as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect.  No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Fund and its shareholders (including shareholders owning large positions in the Fund).  The discussion set forth herein does not constitute tax advice.  Investors are urged to consult their own tax advisors to determine the tax consequences to them of investing in the Fund.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”).  Unless otherwise noted, this discussion assumes shares of the Fund are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Fund that is for U.S. federal income tax purposes:

●	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);

●

a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

●	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

●

a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder.  If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Fund, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership.  A prospective shareholder who is a partner of a partnership holding the Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC. The Fund intends to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, the Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.” A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Fund in the same manner as realized by the partnership or trust.

If a RIC fails this 90% source-of-income test it is no longer subject to a 21% penalty as long as such failure was due to reasonable cause and not willful neglect. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, the Fund must diversify its holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million.

Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury).  In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 21%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If the Fund qualifies as a RIC and distributes to its shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Fund will be relieved of U.S. federal income tax on any income of the Fund, including long-term capital gains, distributed to shareholders.  However, any ordinary income or capital gain retained by the Fund will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 21%). The Fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain.

The Fund will generally be subject to a nondeductible 4% federal excise tax on the portion of their undistributed ordinary income with respect to each calendar year and undistributed capital gains if they fail to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of the Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of the Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which we paid no federal income tax in preceding years. The Fund generally intend to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, do not expect to be subject to this excise tax.

The Fund may be required to recognize taxable income in circumstances in which they do not receive cash. For example, if the Fund holds debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Fund must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Fund in the same taxable year. Because any original issue discount accrued will be included in the Fund’s “investment company taxable income” (discussed above) for the year of accrual, the Fund may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

To the extent that the Fund has capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support the Fund’s distribution of Capital Gain Dividends. If the Fund uses net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce the Fund’s current earnings and profits, as losses incurred in later years will. As a result, if such the Fund then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Fund. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains.

A RIC is generally permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Fund, if any, prior to distributing such gains to shareholders.

Gain or loss realized by the Fund from the sale or exchange of warrants acquired by the Fund as well as any loss attributable to the lapse of such warrants generally will be treated as capital gain or loss. Such gain or loss generally will be long-term or short-term, depending on how long the Fund held a particular warrant. Upon the exercise of a warrant acquired by the Fund, the Fund’s tax basis in the stock purchased under the warrant will equal the sum of the amount paid for the warrant plus the strike price paid on the exercise of the warrant. Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC. If the Fund is unable to satisfy the 90% distribution requirement or otherwise fails to qualify as a RIC in any year, it will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to the Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation provided in each case that certain holding period and other requirements are satisfied.

Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the non-qualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation for U.S. Shareholders. Distributions paid to U.S. shareholders by the Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or real estate investment trusts or (ii) in the case of individual shareholders as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provides for a maximum 20% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Fund, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Fund, regardless of the length of time such shareholder owned the shares of the Fund. The maximum tax rate on capital gain dividends received by individuals is generally 20%. Distributions in excess of the Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset). The Fund is not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Forms 1099 will instead serve this notice purpose.

As a RIC, the Fund will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect the shareholders’ AMT liabilities. The Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction.

For purpose of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Fund may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Fund makes such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Fund in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

The Fund intends to distribute all realized capital gains, if any, at least annually. If, however, the Fund were to retain any net capital gain, the Fund may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of the Fund will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Fund generally are taxable events.  U.S. shareholders should consult their own tax advisor with reference to their individual circumstances to determine whether any particular transaction in the shares of the Fund is properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of the Fund will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of the Fund generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, currently a maximum of 21%, while long-term capital gain generally will be taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund selected the Average Cost method as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as "covered" under current Internal Revenue Service cost basis tax reporting regulations, the Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Fund is not responsible for the reliability or accuracy of the information for those securities that are not "covered." The Fund and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

Pay-In-Kind Securities. Payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

If the Fund holds the foregoing kinds of securities, it may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). A Fund may realize gains or losses from such liquidations. In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Tax-Exempt Shareholders. A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Fund that recognizes “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Fund.

Passive Foreign Investment Companies. A passive foreign investment company (“PFIC”) is any foreign corporation: (i) 75% or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Equity investments by the Fund in certain PFICs could potentially subject the Fund to a U.S. federal income tax or other charges (including interest charges) on the distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC. This tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, if the Fund is in a position to and elects to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), the Fund will be required to include its share of the PFIC s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC. Alternatively, the Fund may make an election to mark the gains (and to a limited extent losses) in its PFIC holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

Although the Fund’s Subsidiary is considered a PFIC, IRC Section 1297(d) states that a U.S. shareholder (such as the Fund) of a PFIC that is also considered a Controlled Foreign Corporation (“CFC”) will not be subject to the PFIC rules as long as the investment was acquired after December 31, 1997. Therefore, income distributed by the Subsidiary to the Fund is not subject to U.S. federal income tax or other charges, and is considered qualified dividend income under the Internal Revenue Code.

Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances, excluding the Subsidiary.

Foreign Currency Transactions. A Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Any such net gains could require a larger dividend toward the end of the calendar year. Any such net losses will generally reduce and potentially require the recharacterization of prior ordinary income distributions. Such ordinary income treatment may accelerate Fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income. Any net ordinary losses so created cannot be carried forward by the Fund to offset income or gains earned in subsequent taxable years.

Foreign Taxation. Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. A Fund does not expect to be eligible to pass through to shareholders a credit or deduction for such taxes.

Foreign Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by the Fund to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A regulated investment company generally is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (a) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (b) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (c) that is within a foreign country that has inadequate information exchange with the United States, or (d) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the regulated investment company (“short-term capital gain dividends”). If the Fund invests in an underlying fund that pays such distributions to the Fund, such distributions retain their character as not subject to withholding if properly reported when paid by the Fund to foreign persons.

A Fund is permitted to report such part of its dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. These exemptions from withholding will not be available to foreign shareholders of Fund that do not currently report their dividends as interest-related or short-term capital gain dividends.

In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Fund or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if the Fund were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If the Fund were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or to distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Fund. On and after January 1, 2012, this “look-through” USRPI treatment for distributions by the Fund, if it were either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above, to foreign shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if the Fund were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Whether or not the Fund is characterized as a USRPHC will depend upon the nature and mix of the Fund’s assets. The Fund does not expect to be a USRPHC. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in the Fund.

If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisers in this regard.

A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding. A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Financial Assets.  Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Fund’s “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Other Reporting and Withholding Requirements. Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2012. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Fund after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Fund with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Fund requires to comply with the new rules. Persons investing in the Fund through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Fund.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Fund as an investment through such plans, and the precise effect of an investment on their particular tax situation.

Foreign Account Tax Compliance Act. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Possible Tax Law Changes. At the time that this SAI is being prepared, the coronavirus and COVID-19 are affecting the United States. Various administrative and legislative changes to the federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will be made or what the changes might entail.

FINANCIAL INFORMATION

Because the Fund has not yet commenced operations as of the date of this SAI, no financial statements are available.

You can receive free copies of reports, when available, request other information and discuss your questions about the Fund directly at:

IDX Risk-Managed Bitcoin Strategy Fund
c/o M3Sixty Administration, LLC 4300 Shawnee Mission Parkway, Suite 100
Fairway, Kansas 66205
Telephone: 833-549-2885 Website: www.idx-funds.com

APPENDIX A – PROXY VOTING POLICIES

PROXY VOTING POLICIES AND PROCEDURES FOR IDX FUNDS

The Trust has adopted a Proxy Voting Policy used to determine how the Funds vote proxies relating to their portfolio securities. Under the Trust’s Proxy Voting Policy, each Fund has, subject to the oversight of the Trust’s Board, delegated to the Advisers the following duties: (i) to make the proxy voting decisions for the Funds, subject to the exceptions described below; and (ii) to assist the Funds in disclosing their respective proxy voting record as required by Rule 30b1-4 under the 1940 Act.

In cases where a matter with respect to which a Fund was entitled to vote presents a conflict between the interest of a Fund’s shareholders on the one hand, and those of the Fund’s investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser, or principal underwriter on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with a specific voting policy as set forth in the Adviser’s Proxy Voting Policy (described below), provided such specific voting policy was approved by the Board.

The Fund CCO shall ensure that each Adviser has adopted a Proxy Voting Policy, which it uses to vote proxies for its clients, including the Funds.

A.	General

The Trust and the Funds believe that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company. The Trust and the Funds are committed to voting corporate proxies in the manner that best serves the interests of the Funds’ shareholders.

B.	Delegation to the Adviser

The Trust believes that the Advisers are in the best position to make individual voting decisions for the Funds consistent with this Policy. Therefore, subject to the oversight of the Board, the Advisers are hereby delegated the following duties:

(1)	to make the proxy voting decisions for the Funds, in accordance with each applicable Adviser’s Proxy Voting Policy, except as provided herein; and

(2)

to assist the Funds in disclosing their respective proxy voting record as required by   Rule 30b1-4 under the 1940 Act, including providing the following information for each matter with respect to which the Funds are entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund casts its vote; and (d) whether the Fund casts its vote for or against management.

The Board, including a majority of the independent trustees of the Board, must approve each Adviser’s Proxy Voting and Disclosure Policy (the “Adviser Voting Policy”) as it relates to the Funds. The Board must also approve any material changes to each Adviser Voting Policy no later than six (6) months after adoption by an Adviser.

C.	Conflicts

A-1

In cases where a matter with respect to which a Fund was entitled to vote presents a conflict between the interest of the Fund’s shareholders on the one hand, and those of the Fund’s investment adviser, principal underwriter, or an affiliated person of the Fund, its investment adviser, or principal underwriter on the other hand, the Fund shall always vote in the best interest of the Fund’s shareholders. For purposes of this Policy a vote shall be considered in the best interest of the Fund’s shareholders when a vote is cast consistent with the specific voting policy as set forth in the Adviser Voting Policy, provided such specific voting policy was approved by the Board.

PROXY VOTING AND DISCLOSURE POLICY OF THE ADVISER

Rule 206(4)-6 (the “Rule”) under the Advisers Act requires all advisors who vote proxies on behalf of clients to adopt policies and procedures to ensure that an advisor votes proxies in the best interest of its clients. The Rule also requires advisors to provide clients with information about how their proxies are voted, and to adopt procedures that have been reasonably designed to prevent and detect fraudulent, deceptive, or manipulative acts.

IDX will not exercise proxy-voting authority over client or Correspondent client securities. The obligation to vote client proxies will rest with the client, the Correspondent, or the Correspondent’s client. IDX may provide clients with information to assist with voting proxies, however the responsibility to vote proxies rests entirely with the client. If this were to change at any point in the future, IDX would adopt policies and procedures to ensure that it is voting proxies in the best interest of its clients.

A-2

APPENDIX B – NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

Nominating and Corporate Governance Committee Charter

IDX Funds

Nominating and Corporate Governance Committee Membership

1.	The Nominating and Corporate Governance Committee of IDX Funds (formerly, M3Sixty Funds Trust) (the “Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1.

The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustee have any affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

3.

The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4.	The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2.

The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

B-1

Other Powers and Responsibilities

1.

The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2.	The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees.

Adopted:           October 23, 2017

APPENDIX A TO THE NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

IDX FUNDS

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.

Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Nominating and Corporate Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Nominating and Corporate Governance Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Nominating and Corporate Governance Committee has invited management to make such a recommendation.

II.

Shareholder Candidates. The Nominating and Corporate Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Nominating and Corporate Governance Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.

Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders  of  the  Trust,  the  Nominating  and Corporate Governance Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise   would complement the Board’s existing mix  of  skills,  core  competencies  and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other  members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any  other actual or potential  conflicts  of  interest  involving  the candidate  and  the  Trust;  and  (viii)  such other factors as the Nominating and Corporate Governance Committee determines to be  relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Nominating and Corporate Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

B-2

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.	Exhibits

(a)(1)	Agreement and Declaration of Trust (“Trust Instrument”).[1]
(a)(2)	Amendment No. 1, dated August 17, 2016, to Trust Instrument.[2]
(a)(3)	Amendment No. 2, dated November 2, 2021, to Trust Instrument. [6]
(b)	By-Laws.[3]
(b)(1)	Amendment No. 1, dated August 17, 2016, to Bylaws.[3]
(c)

Articles II, VI, VII, VIII and IX of the Trust Instrument, Exhibit 28(a) hereto, and Articles II, VIII and IX of the By-Laws, Exhibit 28(b) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(d)	Investment Advisory Agreement, dated __________, 2021, between the Registrant, on behalf of the IDX Risk-Managed Bitcoin Strategy Fund, and IDX Advisors, LLC.[7]
(e)	Distribution Agreement, dated _________, 2021, between the Registrant, on behalf of the IDX Risk-Managed Bitcoin Strategy Fund, and Matrix 360 Distributors, LLC.[7]
(f)	Not Applicable.
(g)	Custody Agreement, dated January 5, 2021, between the Registrant and U.S. Bank National Association.[5]
(g)(1)	Amendment No. 1 to the Custody Agreement between the Registrant, on behalf of the IDX Risk-Managed Bitcoin Strategy Fund, and U.S. Bank National Association.[6]
(h)(1)	Administration Agreement, dated _______, 2021, between the Registrant, on behalf of the IDX Risk-Managed Bitcoin Strategy Fund, and Gryphon Fund Group, LLC.[7]
(h)(2)	Transfer Agency Agreement, dated _______, 2021, between the Registrant, on behalf of the IDX Risk-Managed Bitcoin Strategy Fund, and M3Sixty Administration, LLC.[7]
(h)(3)	Expense Limitation Agreement, dated _________, 2021, between the Registrant, on behalf of the IDX Risk-Managed Bitcoin Strategy Fund, and IDX Advisors, LLC.[7]
(i)	Opinion and Consent of Strauss Troy Co., LPA regarding the legality of securities registered with respect to the IDX Risk-Managed Bitcoin Strategy Fund.[6]
(j)	Consent of Independent Registered Public Accounting Firm.[6]
(k)	Not applicable.
(l)	Initial Subscription Agreement.[7]
(m)	Plan of Distribution Pursuant to Rule 12b-1, dated October __, 2021, for the IDX Risk-Managed Bitcoin Fund.[6]
(n)	Rule 18f-3 Multi-Class Plan, dated October __, 2021, for the IDX Risk-Managed Bitcoin Fund.[6]
(o)	Reserved.
(p)(1)	Code of Ethics for the Registrant.[7]
(p)(2)	Code of Ethics for IDX Advisors, LLC.[7]
(p)(3)	Code of Ethics for Matrix 360 Distributors, LLC.[7]
(q)	Copy of Power of Attorney.[4]

1	Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed August 20, 2015.
2	Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 1 to Registration Statement on Form N-1A filed August 19, 2016.
3	Incorporated herein by reference to Registrant’s Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A filed September 23, 2016.
4.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 15 to Registration Statement on Form N-1A filed October 29, 2018.
5.	Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 39 to Registration Statement on Form N-1A filed on October 28. 2021.
6.	Filed herewith.
7.	To be filed by post-effective amendment.

ITEM 29.	Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 30.	Indemnification

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended, officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

The Registrant’s Trust Instrument (Exhibit 28(a) to the Registrant Statement), investment advisory agreements (Exhibit 28(d) to the Registration Statement), distribution agreements (Exhibit 28(e) to the Registration Statement) and administration agreements (Exhibit 28(h) to the Registrant Statement) provide for indemnification of certain persons acting on behalf of the Registrant. The Registrant may, from time to time, enter other contractual arrangements that provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defenses of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of counsel the matter has been settled by controlling precedent, submit to court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	Business and other Connections of the Investment Advisers

The list required by this Item 31 as to any other business, profession, vocation or employment of a substantial nature in which each of the investment advisers, and each director, officer or partner of such investment advisers, is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner or trustee, is incorporated herein by reference to Schedules A and D of each investment adviser’s Form ADV listed opposite such investment adviser’s name below, which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended.

  Name of Investment Adviser

  Form ADV File No.

  IDX Advisors, LLC

  801-116981

ITEM 32.	Principal Underwriters

(a)

The principal underwriter and distributor for the IDX Risk-Managed Bitcoin Strategy Fund is Matrix 360 Distributors, LLC. To the best of the Registrant’s knowledge, Matrix 360 Distributors, LLC also acts as principal underwriter to 360 Funds.

(b)

To the best of the Registrant’s knowledge, the table below provides information for each director, officer or partner of Matrix 360 Distributors, LLC, the principal underwriter of the IDX Risk-Managed Bitcoin Strategy Fund:

NAME AND PRINCIPAL BUSINESS ADDRESS*	POSITIONS WITH UNDERWRITER	POSITIONS WITH REGISTRANT
Michaela Schultze	Chief Executive Officer	None
Stephen R. Roberts	Chief Compliance Officer	None

*	The address of Matrix 360 Distributors, LLC and each of the above-named persons is 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205.

(c)	Not Applicable.

ITEM 33.	Location of Accounts and Records

The Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b) and 31a-2(a) under the Investment Company Act of 1940, as amended, at its principal executive offices 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205, except for those records that may be maintained pursuant to Rule 31a-3 at the offices of

(i)	U.S. Bank, N.A., U.S. Bank Tower, 425 Walnut Street, Cincinnati, OH 45202 (records relating to its function as Custodian),

(ii)	M3Sixty Administration, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205 (records relating to its function as Transfer Agent),

(iii)	Matrix 360 Distributors, LLC, 4300 Shawnee Mission Parkway, Suite 100, Fairway, Kansas 66205 (records relating to its function as Principal Underwriter for the F/m Investments Large Cap Focused Fund),

(iv)	Gryphon Fund Group, LLC, 23240 Chagrin Blvd, Suite 600, Beachwood, OH 44122 (records relating to its function as Administrator), and

(v)	IDX Advisors, LLC, 2201 E. Camelback Road, Suite 605, Phoenix, AZ 85016 (records relating to its function as investment adviser to the IDX Risk-Managed Bitcoin Fund).

ITEM 34.	Management Services

None.

ITEM 35.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and the Registrant has duly caused this Post-Effective Amendment No. 44 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fairway, and State of Kansas, on this 10th day of November, 2021.

M3Sixty Funds Trust

By:	/s/ Randall K. Linscott
Randall K. Linscott, Trustee

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*		November 10, 2021
Kelley J. Brennan, Trustee		Date
*		November 10, 2021
Steven D. Poppen, Trustee		Date
*		November 10, 2021
Tobias Caldwell, Trustee		Date

/s/ Randall K. Linscott		November 10, 2021
Randall K. Linscott, Trustee		Date
/s/ Gordon M. Jones		November 10, 2021
Gordon M. Jones, Treasurer		Date
* By:	/s/ Randall K. Linscott	November 10, 2021
Randall K. Linscott, Attorney-in-Fact		Date

EXHIBIT INDEX

(a)(3)	Amendment No. 2 to Trust Instrument

(g)(1)	Amendment No. 1 to Custody Agreement

(i)	Opinion and Consent of Strauss Troy

(j)	Consent of Cohen & Company, Ltd.

(m)	Distribution Plan Pursuant to Rule 12b-1

(n)	Rule 18f-3 Multi-Class Plan